UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number  811-04506
                                                  -------------------

                             Phoenix-Engemann Funds
              -------------------------------------------------------
                (Exact name of registrant as specified in charter)

                          600 North Rosemead Boulevard
                               Pasadena, CA 91107
              -------------------------------------------------------
                (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
              -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                   Date of fiscal year end: December 31, 2003
                                           --------------------

                   Date of reporting period: December 31, 2003
                                            -------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

[GRAPHIC OMITTED] DECEMBER 31, 2003

[LOGO OMITTED]
ENGEMANN ASSET MANAGEMENT

Phoenix-Engemann Nifty Fifty Fund
Phoenix-Engemann Small & Mid-Cap Growth Fund
Phoenix-Engemann Focus Growth Fund
Phoenix-Engemann Balanced Return Fund


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF TEXT USED IN PRINTED GRAPHIC AS FOLLOWS:

Do you want to stop receiving fund documents by mail?

Go to PhoenixInvestments.com, log in and sign up for E-Delivery

[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.

COMMITTED TO INVESTOR SUCCESS(SM)

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:


[PHOTO OMITTED]


      I've always considered patience to be one of the most difficult disciplines to follow. Certainly that was the case for investors when the market headed south in 2000 and continued to nosedive for nearly three long years.

      During that agonizing period I persisted in my plea for patience. "Hang in there. Stay on the train. Over time, well-chosen stocks do move up." I'm sure you became more than exasperated with hearing those words, and I have to admit there were times when I felt myself growing impatient with my own advice.

      But once again, patience has paid off. In 2003, stocks did a good job of showing their ability to recover. The market picked up nicely, and the year turned out to be one of the best for the Phoenix-Engemann funds that I've seen in some time.

      The market's strong performance in 2003 was particularly gratifying, considering the number of things we had to worry about including our invasion of Iraq, terrorism, slow employment growth, financial scandals and rising health care costs. Yet stock prices climbed higher and higher.

      How could this be? We believe that in most years the true keys to market performance are profits and inflation. World events matter, yes, but only if they affect corporate profits and inflation.

      In 2003, the combination of unprecedented economic stimulus, continued strength of the American consumer, and prolonged cost cutting by corporations caused the economy to rebound strongly and corporate profits to surge to what is now expected to be 18% for the year. Indeed, corporate profits for 2003 are expected to exceed their prior peak in 2000! Therefore, once again the lesson that is so hard for all of us is that we must look through the headlines and even major events like 9/11 to determine which issues will truly affect profits.

      Even 9/11, a terrible tragedy by any standard, was not really an "economic" event. Remember we had already suffered the recession by then and the economy was on the way out. Moreover, consumer spending returned to pre-9/11 levels within two weeks of the tragedy, and the fourth quarter of 2001 and first quarter of 2002 were strong economic quarters. However, the Enron, Worldcom, Qwest and Adelphia financial scandals did prove to create an economic event. They caused interest rates for corporations to stay higher than they would have been otherwise, and that hit profits and shut down our budding recovery in 2002.

      So where are we now? We still have our worries--we always will. But we are in the middle of the most powerful productivity boom in our country in quite a long time. Inflation is low and, based on the level of long-term government interest rates, is generally expected to stay low. Corporate profits are

                                                           (continued on page 2)


--------------------------------------------------------------------------------
  Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------
surging and we believe they will be up strongly again in 2004. The consumer is benefiting from lower tax rates, a slowly improving employment picture and upcoming large tax refunds. The economic events and realities are about as good as they get for investors. There will always be external events to worry us. But the key is corporate profit growth and inflation, and we believe we are in a great period for those key drivers. Remember that the market has historically risen about 69% of the time even though there are challenges and worries 100% of the time!

WHAT PERFORMED IN 2003?

      Although all the indices were up nicely in 2003, it was an unusual year in that lower quality stocks far outperformed traditional quality stocks. The magnitude of the divergences in performance was significant and it existed in all indices. We are defining lower quality stocks as those that either have had negative earnings for the past five years (through 2002) or have demonstrated significant price volatility over the past five years.

      Using these definitions, large-cap (market caps over $10 billion), low-quality stocks were up approximately 71% in 2003 while the overall S&P 500(R) Index 2 was up 29%. Similar patterns can be found in small-cap stocks where low quality names were up approximately 107% while the Russell 2000(R) Growth Index 3 was up 49%. This pattern is rare but has tended to occur when the economy is in the early recovery stage. The reason is that these were the stocks that had been discounting a strong probability that they would not survive if the economy did not turn soon. When the economy does turn, these stocks need to be re-priced as survivors, even if not as winners. We believe that is what happened in 2003--which makes us all the more bullish for 2004 in the expectation that well chosen, quality stocks will become the stronger performers.

      I want to thank you for your patience and your confidence in the Phoenix-Engemann mutual funds. You'll find additional information on the individual funds on the following pages.


Sincerely,

/s/ ROGER ENGEMANN

Roger Engemann
Chairman and President

JANUARY 1, 2004





1 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
2 THE S&P 500(R) INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET
  TOTAL RETURN PERFORMANCE AND IS PROVIDED FOR GENERAL COMPARATIVE PURPOSES.
3 THE RUSSELL 2000(R) GROWTH INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF
  GROWTH-ORIENTED STOCKS OF THE SMALLEST 2,000 COMPANIES IN THE RUSSELL UNIVERSE, WHICH COMPRISES THE 3,000 LARGEST U.S. COMPANIES. THE INDEX IS CALCULATED ON A TOTAL-RETURN BASIS WITH DIVIDENDS REINVESTED.
  THE INDEXES ARE NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

TABLE OF CONTENTS

Phoenix-Engemann Nifty Fifty Fund ...........................................  4
Phoenix-Engemann Small & Mid-Cap Growth Fund ................................ 13
Phoenix-Engemann Focus Growth Fund .......................................... 22
Phoenix-Engemann Balanced Return Fund ....................................... 31
Notes to Financial Statements ............................................... 40







   This report is not authorized for distribution to prospective investors in the Phoenix-Engemann Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-ENGEMANN NIFTY FIFTY FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund's investment objective is long-term growth of capital.

Q: HOW DID THE FUND PERFORM DURING THE PAST 12 MONTHS ENDED DECEMBER 31, 2003?

A: Over the fiscal year ended December 31, 2003, the Fund's Class A shares returned 31.44%, Class B shares returned 30.37%, and Class C shares returned 30.37%. For the same period, the S&P 500(R) Index 1 returned 28.71% and the Russell 1000(R) Growth Index 2 returned 29.75%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE MARKET DURING THE FUND'S RECENT FISCAL YEAR?

A: Although the indices were up in 2003, it was an unusual year in that lower quality stocks far outperformed traditional quality stocks. We are defining lower quality stocks as those that either have had negative earnings for the past five years (through 2002) or have demonstrated significant price volatility over the past five years. Using these definitions, large cap (market caps over $10 billion), low quality stocks were up approximately 71% in 2002 while the S&P 500 was up 29%. Similar patterns can be found in small cap stocks where low quality names were up approximately 107% while the small cap index was up 49%. This pattern tends to occur when the economy is in the early stages of a recovery.

      Although lower qualities names can have periods of outperformance, we believe that higher quality names provide better returns over time. This portfolio has been and will continue to be invested in higher quality equities. Currently, the weighted average Value Line rating of the equities in the portfolio is A+.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A: The best performing sectors in the Fund included information technology, health care and financials. Information technology outperformed its corresponding sector in the Russell 1000(R) Growth Index. The results achieved by this sector were due to the overweighting of the communications equipment and semiconductor sub-sector. Additionally, the gains made by the computer & peripheral segment positively contributed to the Fund's performance. We feel the market is less risk averse and more bullish on economic growth, which we believe helped facilitate this out performance.

      Consumer discretionary and industrials posted positive returns, but trailed their corresponding sectors in the Russell 1000(R) Growth Index. These sectors detracted from the Fund's performance relative to the Russell 1000(R) Growth Index.



1 THE S&P 500(R) INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET
  TOTAL RETURN PERFORMANCE.
2 THE RUSSELL 1000(R) GROWTH INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF
  GROWTH-ORIENTED STOCKS OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL UNIVERSE, WHICH COMPRISES THE 3,000 LARGEST U.S. COMPANIES. THE INDEX IS CALCULATED ON A TOTAL-RETURN BASIS WITH DIVIDENDS REINVESTED.
  THE INDEXES ARE NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

      The top performing stocks in the portfolio for the year ended 12/31/2003 were: Genentech Inc., Intel and Texas Instruments. (up 182%, 107% and 96%, respectively). The worst performing stocks in the portfolio were: Concord EFS Inc., Intuit and Echostar Communications (down 27%, 17% and 15%, respectively)

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: Our outlook continues to be bullish as we position client portfolios for what we feel will be a very favorable growth cycle going forward. Corporate profits still look too low to us and with the tremendous amount of cash sitting on the sidelines, strong GDP growth, and the 10-year Treasury still in the 4-4.5% range, we believe the market is poised to make tremendous strides going forward.

                                                                 JANUARY 1, 2004



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix-Engemann Nifty Fifty Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 12/31/03
--------------------------------------------------------------------------------

                                                                               INCEPTION     INCEPTION
                                            1 YEAR      5 YEARS    10 YEARS   TO 12/31/03      DATE
                                            ------     --------    --------   -----------    ---------
        Class A Shares at NAV 2             31.44%       (9.62)%      4.77%         --              --
        Class A Shares at POP 3             23.88       (10.68)       4.15          --              --

        Class B Shares at NAV 2             30.37       (10.30)         --        4.04%         1/3/94
        Class B Shares with CDSC 4          26.37       (10.30)         --        4.04          1/3/94

        Class C Shares at NAV 2             30.37       (10.30)         --        4.04          1/3/94
        Class C Shares with CDSC 4          30.37       (10.30)         --        4.04          1/3/94

        Russell 1000(R) Growth Index 5      29.75        (5.11)       9.21        9.26          1/3/94

        S&P 500(R) Index 6                  28.71        (0.57)      11.10       11.13          1/3/94

--------------------------------------------------------------------------------
GROWTH OF $10,000                                          PERIODS ENDIING 12/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/93 in Class A shares and reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                       Phoenix-Engemann
                       Nifty Fifty Fund     Russell 1000(R)         S&P 500(R)
                           Class A          Growth Index 5          Index 6
                       ----------------     --------------       ------------

12/31/93                  $ 9,425.00          $10,000.00          $10,000.00
12/31/94                    9,524.09           10,265.61           10,132.30
12/30/95                   12,210.66           14,082.88           13,932.60
12/29/96                   15,449.46           17,339.17           17,171.67
12/31/97                   18,419.54           22,625.53           22,902.82
12/31/98                   24,890.94           31,382.92           29,488.86
12/31/99                   32,974.14           41,789.19           35,721.37
12/31/00                   26,790.19           32,418.60           32,439.60
12/29/01                   16,887.12           25,797.63           28,587.45
12/31/02                   11,422.87           18,604.21           22,269.51
12/31/03                   15,013.66           24,138.79           28,663.62


1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index's performance does not reflect sales charges.

6 The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

  All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/03
--------------------------------------------------------------------------------

As a percentage of equity holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology                                     33%
Health-Care                                                23
Consumer Discretionary                                     18
Financials                                                 12
Consumer Staples                                            8
Industrials                                                 6

Phoenix-Engemann Nifty Fifty Fund

--------------------------------------------------------------------------------
                    TEN LARGEST HOLDINGS AT DECEMBER 31, 2003
                        (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

 1. Cisco Systems, Inc.                                                  5.2%
 2. Microsoft Corp.                                                      4.5%
 3. Amgen, Inc.                                                          4.4%
 4. Pfizer, Inc.                                                         4.4%
 5. United Parcel Service, Inc. Class B                                  4.2%
 6. PepsiCo, Inc.                                                        3.7%
 7. Motorola, Inc.                                                       3.5%
 8. Sysco Corp.                                                          3.0%
 9. Medtronic, Inc.                                                      3.0%
10. Analog Devices, Inc.                                                 3.0%
--------------------------------------------------------------------------------

                        INVESTMENTS AT DECEMBER 31, 2003


                                                         SHARES     VALUE
                                                         ------  ------------

COMMON STOCKS--97.0%

Domestic Common Stocks--95.2%

AIR FREIGHT & COURIERS--4.2%
United Parcel Service, Inc. Class B ..............       65,000  $  4,845,750

BIOTECHNOLOGY--6.7%
Amgen, Inc.(b) ...................................       81,000     5,005,800
Genentech, Inc.(b) ...............................       15,000     1,403,550
Gilead Sciences, Inc.(b) .........................       21,000     1,220,940
                                                                 ------------
                                                                    7,630,290
                                                                 ------------

BROADCASTING & CABLE TV--4.2%
EchoStar Communications Corp. Class A(b) .........       58,000     1,972,000
Univision Communications, Inc. Class A(b) ........       73,000     2,897,370
                                                                 ------------
                                                                    4,869,370
                                                                 ------------

COMMUNICATIONS EQUIPMENT--11.5%
Cisco Systems, Inc.(b) ...........................      245,748     5,969,219
Motorola, Inc. ...................................      288,000     4,052,160
QUALCOMM, Inc. ...................................       59,000     3,181,870
                                                                 ------------
                                                                   13,203,249
                                                                 ------------

COMPUTER HARDWARE--2.9%
Hewlett-Packard Co. ..............................      144,000     3,307,680

CONSUMER FINANCE--5.2%
American Express Co. .............................       61,000     2,942,030
SLM Corp. ........................................       81,000     3,052,080
                                                                 ------------
                                                                    5,994,110
                                                                 ------------

DIVERSIFIED COMMERCIAL SERVICES--2.2%
Apollo Group, Inc. Class A(b) ....................       37,000     2,516,000

FOOD DISTRIBUTORS--3.0%
Sysco Corp. ......................................       93,000     3,462,390


                                                         SHARES     VALUE
                                                         ------  ------------

HEALTH CARE EQUIPMENT--3.0%
Medtronic, Inc. ..................................       70,600  $  3,431,866

HOME IMPROVEMENT RETAIL--2.0%
Lowe's Cos., Inc. ................................       41,000     2,270,990

HOTELS, RESORTS & CRUISE LINES--1.0%
Carnival Corp. ...................................       30,000     1,191,900

HYPERMARKETS & SUPER CENTERS--0.9%
Wal-Mart Stores, Inc. ............................       20,000     1,061,000

INSURANCE BROKERS--2.0%
Marsh & McLennan Cos., Inc. ......................       49,000     2,346,610

INVESTMENT BANKING & BROKERAGE--2.0%
Goldman Sachs Group, Inc. (The) ..................       23,000     2,270,790

MOTORCYCLE MANUFACTURERS--0.9%
Harley-Davidson, Inc. ............................       22,000     1,045,660

MOVIES & ENTERTAINMENT--3.6%
Fox Entertainment Group, Inc. Class A(b) .........       96,000     2,798,400
Viacom, Inc. Class B .............................       30,000     1,331,400
                                                                 ------------
                                                                    4,129,800
                                                                 ------------

PHARMACEUTICALS--10.8%
Forest Laboratories, Inc.(b) .....................       45,000     2,781,000
Lilly (Eli) & Co. ................................       33,000     2,320,890
Pfizer, Inc. .....................................      141,600     5,002,728
Wyeth ............................................       54,000     2,292,300
                                                                 ------------
                                                                   12,396,918
                                                                 ------------

PUBLISHING & PRINTING--2.2%
Tribune Co. ......................................       48,000     2,476,800

RESTAURANTS--1.1%
Starbucks Corp.(b) ...............................       39,000     1,289,340

SEMICONDUCTOR EQUIPMENT--1.7%
Applied Materials, Inc.(b) .......................       85,000     1,908,250


                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund


                                                         SHARES     VALUE
                                                         ------  ------------


SEMICONDUCTORS--9.1%
Analog Devices, Inc. .............................       75,000  $  3,423,750
Intel Corp. ......................................       84,000     2,704,800
Maxim Integrated Products, Inc. ..................       27,000     1,344,600
Texas Instruments, Inc. ..........................      100,000     2,938,000
                                                                 ------------
                                                                   10,411,150
                                                                 ------------

SOFT DRINKS--3.7%
PepsiCo, Inc. ....................................       92,000     4,289,040

SPECIALTY STORES--2.4%
Staples, Inc.(b) .................................      101,000     2,757,300

SYSTEMS SOFTWARE--6.7%
Microsoft Corp. ..................................      188,000     5,177,521
Oracle Corp.(b) ..................................      189,000     2,494,800
                                                                 ------------
                                                                    7,672,321
                                                                 ------------

THRIFTS & MORTGAGE FINANCE--2.2%
Fannie Mae .......................................       33,000     2,476,980
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $79,515,419)                                     109,255,554
-----------------------------------------------------------------------------

Foreign Common Stocks(c)--1.8%

PHARMACEUTICALS--1.8%
Teva Pharmaceutical Industries Ltd. ADR (Israel) .       37,000     2,098,270
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,859,524)                                        2,098,270
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.0%
(IDENTIFIED COST $81,374,943)                                     111,353,824(a)

Other assets and liabilities, net--3.0%                             3,463,631
                                                                 ------------
NET ASSETS--100.0%                                               $114,817,455
                                                                 ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $32,173,066 and gross depreciation of $2,203,571 for federal income tax purposes. At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $81,384,329.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the stock is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003


ASSETS
Investment securities at value
   (Identified cost $81,374,943)                                  $111,353,824
Cash                                                                 3,987,104
Receivables
   Dividends and interest                                               96,349
   Fund shares sold                                                     69,639
Prepaid expenses                                                         1,688
                                                                  ------------
     Total assets                                                  115,508,604
                                                                  ------------
LIABILITIES
Payables
   Fund shares repurchased                                             406,929
   Investment advisory fee                                              81,752
   Transfer agent fee                                                   75,819
   Distribution and service fees                                        42,321
   Financial agent fee                                                  23,409
   Trustees' fee                                                         5,427
Accrued expenses                                                        55,492
                                                                  ------------
     Total liabilities                                                 691,149
                                                                  ------------
NET ASSETS                                                        $114,817,455
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $183,240,232
Accumulated net realized loss                                      (98,401,658)
Net unrealized appreciation                                         29,978,881
                                                                  ------------
NET ASSETS                                                        $114,817,455
                                                                  ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $86,195,467)                  4,980,508
Net asset value per share                                               $17.31
Offering price per share $17.31/(1-5.75%)                               $18.37

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $16,749,115)                  1,068,561
Net asset value and offering price per share                            $15.67

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $11,872,873)                    757,449
Net asset value and offering price per share                            $15.67


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003


INVESTMENT INCOME
Dividends                                                          $   743,202
Interest                                                                23,214
Foreign taxes withheld                                                  (1,476)
                                                                   -----------
     Total investment income                                           764,940
                                                                   -----------
EXPENSES
Investment advisory fee                                                932,811
Service fees, Class A                                                  202,632
Distribution and service fees, Class B                                 178,827
Distribution and service fees, Class C                                 114,159
Financial agent fee                                                    106,535
Transfer agent                                                         386,658
Registration                                                            38,249
Professional                                                            35,068
Printing                                                                34,509
Trustees                                                                22,918
Custodian                                                               12,452
Miscellaneous                                                           17,382
                                                                   -----------
     Total expenses                                                  2,082,200
     Less expenses borne by financial agent                           (104,379)
                                                                   -----------
     Net expenses                                                    1,977,821
                                                                   -----------
NET INVESTMENT LOSS                                                 (1,212,881)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     1,960,815
Net change in unrealized appreciation (depreciation) on
   investments                                                      29,090,596
                                                                   -----------
NET GAIN ON INVESTMENTS                                             31,051,411
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $29,838,530
                                                                   ===========


                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                Year Ended       Year Ended
                                                                                 12/31/03         12/31/02
                                                                               ------------    -------------
FROM OPERATIONS
   Net investment income (loss)                                                $ (1,212,881)   $  (1,729,342)
   Net realized gain (loss)                                                       1,960,815      (58,399,626)
   Net change in unrealized appreciation (depreciation)                          29,090,596         (327,778)
                                                                               ------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               29,838,530      (60,456,746)
                                                                               ------------    -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (881,806 and 857,945 shares, respectively)      13,176,639       13,225,115
   Cost of shares repurchased (1,565,200 and 2,209,866 shares, respectively)    (23,710,335)     (34,652,921)
                                                                               ------------    -------------
Total                                                                           (10,533,696)     (21,427,806)
                                                                               ------------    -------------
CLASS B
   Proceeds from sales of shares (92,120 and 117,440 shares, respectively)        1,258,757        1,650,608
   Cost of shares repurchased (674,925 and 1,068,290 shares, respectively)       (9,056,864)     (15,319,103)
                                                                               ------------    -------------
Total                                                                            (7,798,107)     (13,668,495)
                                                                               ------------    -------------
CLASS C
   Proceeds from sales of shares (53,071 and 67,316 shares, respectively)           746,723          971,129
   Cost of shares repurchased (212,446 and 462,774 shares, respectively)         (2,909,254)      (6,638,774)
                                                                               ------------    -------------
Total                                                                            (2,162,531)      (5,667,645)
                                                                               ------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                (20,494,334)     (40,763,946)
                                                                               ------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          9,344,196     (101,220,692)

NET ASSETS
   Beginning of period                                                          105,473,259      206,693,951
                                                                               ------------    -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $0 AND $0, RESPECTIVELY]                                                  $114,817,455    $ 105,473,259
                                                                               ============    =============

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                   CLASS A
                                                        ---------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------
                                                          2003         2002           2001         2000           1999
Net asset value, beginning of period                     $13.17       $19.47         $31.10       $46.16         $38.80
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.14)       (0.15)         (0.23)       (0.44)         (0.41)
   Net realized and unrealized gain (loss)                 4.28        (6.15)        (11.27)       (8.64)         12.92
                                                         ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      4.14        (6.30)        (11.50)       (9.08)         12.51
                                                         ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --           --          (0.13)       (5.98)         (5.15)
                                                         ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                                     --           --          (0.13)       (5.98)         (5.15)
                                                         ------       ------         ------       ------         ------
Change in net asset value                                  4.14        (6.30)        (11.63)      (15.06)          7.36
                                                         ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $17.31       $13.17         $19.47       $31.10         $46.16
                                                         ======       ======         ======       ======         ======
Total return(2)                                           31.44 %     (32.36)%       (36.97)%     (18.75)%        32.47 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $86,195      $74,605       $136,618     $258,962       $321,299

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.59 %(3)    1.56 %(3)      1.47 %       1.40 %         1.58 %
   Net investment income (loss)                           (0.90)%      (0.94)%        (1.00)%      (0.98)%        (0.97)%
Portfolio turnover                                           51 %         66 %           40 %         88 %           43 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.69% and 1.64% for the years ended December 31, 2003 and 2002, respectively.


                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                   CLASS B
                                                        ---------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------
                                                          2003         2002           2001         2000           1999
Net asset value, beginning of period                     $12.02       $17.90         $28.83       $43.68         $37.21
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.22)       (0.25)         (0.37)       (0.74)         (0.70)
   Net realized and unrealized gain (loss)                 3.87        (5.63)        (10.43)       (8.13)         12.32
                                                         ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      3.65        (5.88)        (10.80)       (8.87)         11.62
                                                         ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --           --          (0.13)       (5.98)         (5.15)
                                                         ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                                     --           --          (0.13)       (5.98)         (5.15)
                                                         ------       ------         ------       ------         ------
Change in net asset value                                  3.65        (5.88)        (10.93)      (14.85)          6.47
                                                         ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $15.67       $12.02         $17.90       $28.83         $43.68
                                                         ======       ======         ======       ======         ======
Total return(2)                                           30.37 %     (32.85)%       (37.45)%     (19.34)%        31.47 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $16,749      $19,848        $46,586     $104,964       $138,626

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.34 %(3)    2.31 %(3)      2.22 %       2.15 %         2.33 %
   Net investment income (loss)                           (1.66)%      (1.70)%        (1.75)%      (1.73)%        (1.72)%
Portfolio turnover                                           51 %         66 %           40 %         88 %           43 %



                                                                                   CLASS C
                                                        ---------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------
                                                          2003         2002           2001         2000           1999
Net asset value, beginning of period                     $12.02       $17.90         $28.82       $43.68         $37.21
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.23)       (0.25)         (0.37)       (0.74)         (0.70)
   Net realized and unrealized gain (loss)                 3.88        (5.63)        (10.42)       (8.14)         12.32
                                                         ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      3.65        (5.88)        (10.79)       (8.88)         11.62
                                                         ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --           --          (0.13)       (5.98)         (5.15)
                                                         ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                                     --           --          (0.13)       (5.98)         (5.15)
                                                         ------       ------         ------       ------         ------
Change in net asset value                                  3.65        (5.88)        (10.92)      (14.86)          6.47
                                                         ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $15.67       $12.02         $17.90       $28.82         $43.68
                                                         ======       ======         ======       ======         ======
   Total return(2)                                        30.37 %     (32.85)%       (37.43)%     (19.37)%        31.47 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $11,873      $11,020        $23,490      $54,867        $70,875

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.34 %(3)    2.31 %(3)      2.22 %       2.15 %         2.33 %
   Net investment income (loss)                           (1.65)%      (1.69)%        (1.75)%      (1.73)%        (1.72)%
Portfolio turnover                                           51 %         66 %           40 %         88 %           43 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.44% and 2.39% for the years ended December 31, 2003 and 2002, respectively, for both Class B and Class C shares.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund's investment objective is long-term growth of capital. Investors should note that the Fund may invest in small-company stocks, which involves added risks, such as greater price volatility, less liquidity and increased competitive threat. Investors should note that the risks of investing in small-company and mid-company stocks may include relatively low trading volumes, a greater degree of change in earnings, and greater short-term volatility.

Q: HOW DID THE FUND PERFORM DURING THE PAST 12 MONTHS ENDED DECEMBER 31, 2003?

A: Over the fiscal year ended December 31, 2003, the Fund's Class A shares returned 48.29%, Class B shares returned 47.16%, and Class C shares returned 47.13%. For the same period, the S&P 500(R) Index 1 returned 28.71% and the Russell 2000(R) Growth Stock Index 2 returned 48.54%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE MARKET DURING THE FUND'S RECENT FISCAL YEAR?

A: 2003 was a great year for the stock market in general and for small cap stocks in particular. The Russell 2000(R) Growth Index increased nearly 50%, an excellent return by nearly any measure. After a bear market that lasted nearly three years, the overall economy is categorically showing signs of accelerating. After much fiscal stimulus, historical low interest rates and tax cuts, the economy is responding. The economy is estimated to have increased over 8% in the third quarter, clearly the fastest growth rate since 1983. Despite a strengthening economy, inflation remains constrained at 2.1%. As the economy continues to gain momentum, small-cap companies are frequently able to produce better earnings growth than larger companies.

      Small growth companies typically build infrastructures to support larger sales bases. When the economy starts to grow again these companies are in a better position to leverage their fixed cost base and produce rapid earnings growth. All other things being equal, better relative earnings growth is a powerful motivator for investors to favor small cap stocks.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A: Generally, the small-cap product benefited from the rebound in the economy. During the year we invested in cyclical names, such as semiconductor companies, that we believed would experience earnings growth and rising return on equity. And, on the whole, that thesis played out well. The primary areas that detracted from performance were in the information technology sector. Specifically, BEA Systems and Overture were larger positions in the portfolio that underperformed their respective sector returns.



1 THE S&P 500(R) INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET TOTAL RETURN PERFORMANCE.
2 THE RUSSELL 2000(R) GROWTH INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF GROWTH-ORIENTED STOCKS OF THE SMALLEST 2,000 COMPANIES IN THE RUSSELL UNIVERSE, WHICH COMPRISES THE 3,000 LARGEST U.S. COMPANIES. THE INDEX IS CALCULATED ON A TOTAL-RETURN BASIS WITH DIVIDENDS REINVESTED.
   THE INDEXES ARE NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: We continue to believe small-cap stocks are poised to continue to perform well. The economy is beginning to pick up steam, inflation appears subdued, and we believe valuation on small caps are reasonable compared to large caps, especially when you consider the growth advantage small companies currently have. Moreover, structural changes caused by the Internet bubble bursting have created a more productive environment for investors, as more management teams are focused on the metrics that create true shareholder value over time.

                                                                 JANUARY 1, 2004



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix-Engemann Small & Mid-Cap Growth Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 12/31/03
--------------------------------------------------------------------------------

                                                                       INCEPTION    INCEPTION
                                                1 YEAR      5 YEARS   TO 12/31/03     DATE
                                                ------      -------   -----------   ---------
        Class A Shares at NAV 2                 48.29%        2.61%      15.56%      10/10/94
        Class A Shares at POP 3                 39.77         1.40       14.82       10/10/94

        Class B Shares at NAV 2                 47.16         1.84        8.06        9/18/96
        Class B Shares with CDSC 4              43.16         1.84        8.06        9/18/96

        Class C Shares at NAV 2                 47.13         1.84        6.77        10/8/96
        Class C Shares with CDSC 4              47.13         1.84        6.77        10/8/96

        Russell 2000(R) Growth Index 7          48.54         0.86      Note 5         Note 5

        S&P 500(R) Index 8                      28.71        (0.57)     Note 6         Note 6


--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/10/94 (inception of the Fund) in Class A shares and reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other shares classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                   Phoenix-Engemann
                   Small & Mid-Cap
                     Growth Fund            Russell 2000(R)        S&P 500(R)
                        Class A             Growth Index 7          Index 8
                   ----------------         --------------         ---------

10/10/94              $ 9,425.00              $10,000.00           $10,000.00
12/30/94               11,375.98               10,021.40            10,066.80
12/29/95               14,297.04               13,132.09            13,842.59
12/31/96               21,783.69               14,611.07            17,060.67
12/31/97               27,537.47               16,502.60            22,754.77
12/31/98               31,473.00               16,705.69            29,298.24
12/31/99               58,096.95               23,904.52            35,490.45
12/29/00               49,614.41               18,542.72            32,229.90
12/31/01               34,740.54               16,831.55            28,402.65
12/31/02               24,140.63               11,738.00            22,125.55
12/31/03               35,799.23               17,436.02            28,478.33



1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 Index performance is 6.21% for Class A (since 10/10/94), 2.79% for Class B (since 9/18/96) and 8.25% for Class C (since 10/8/96), respectively.

6 Index performance is 12.01% for Class A (since 10/10/94), 8.62% for Class B (since 9/18/96) and 8.25% for Class C (since 10/8/96), respectively.

7 The Russell 2000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index's performance does not reflect sales charges.

8 The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

   All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/03
--------------------------------------------------------------------------------

As a percentgage of equity holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology                                     33%
Health-Care                                                24
Consumer Discretionary                                     16
Financials                                                 13
Industrials                                                 9
Energy                                                      5

Phoenix-Engemann Small & Mid-Cap Growth Fund

--------------------------------------------------------------------------------
                    TEN LARGEST HOLDINGS AT DECEMBER 31, 2003
                        (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

 1. Sepracor, Inc.                                                       4.0%
 2. Gabelli Asset Management, Inc. Class A                               3.6%
 3. Tetra Tech, Inc.                                                     3.4%
 4. Omnicare, Inc.                                                       3.4%
 5. Corporate Executive Board Co. (The)                                  3.1%
 6. Digital Insight Corp.                                                3.0%
 7. INAMED Corp.                                                         3.0%
 8. Cheesecake Factory, Inc. (The)                                       2.9%
 9. Evergreeen Resources, Inc.                                           2.7%
10. Medicines Co. (The)                                                  2.7%
--------------------------------------------------------------------------------

                        INVESTMENTS AT DECEMBER 31, 2003


                                                         SHARES     VALUE
                                                         ------  ------------

COMMON STOCKS--97.0%

Domestic Common Stocks--92.0%

AIR FREIGHT & COURIERS--0.7%
Expeditors International of Washington, Inc. .....       10,400  $    391,664
Pacer International, Inc.(b) .....................      105,200     2,127,144
                                                                 ------------
                                                                    2,518,808
                                                                 ------------

APPAREL RETAIL--2.1%
Mothers Work, Inc.(b) ............................      134,000     3,269,600
Urban Outfitters, Inc.(b) ........................      112,000     4,149,600
                                                                 ------------
                                                                    7,419,200
                                                                 ------------

APPLICATION SOFTWARE--0.7%
BEA Systems, Inc.(b) .............................      170,000     2,091,000
Open Solutions, Inc.(b) ..........................       22,700       398,839
                                                                 ------------
                                                                    2,489,839
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--5.6%
Gabelli Asset Management, Inc. Class A ...........      329,500    13,114,100
Janus Capital Group, Inc. ........................      424,000     6,957,840
                                                                 ------------
                                                                   20,071,940
                                                                 ------------

BIOTECHNOLOGY--4.1%
Abgenix, Inc.(b) .................................      182,000     2,267,720
ICOS Corp.(b) ....................................       82,000     3,384,960
Myogen, Inc.(b) ..................................       70,000     1,001,000
Nabi Biopharmaceuticals(b) .......................       70,500       896,055
NPS Pharmaceuticals, Inc.(b) .....................      175,000     5,379,500
Telik, Inc.(b) ...................................       72,900     1,677,429
                                                                 ------------
                                                                   14,606,664
                                                                 ------------

CASINOS & GAMING--2.3%
Scientific Games Corp. Class A(b) ................      494,000     8,402,940

COMMUNICATIONS EQUIPMENT--3.0%
Advanced Fibre Communications, Inc.(b) ...........      108,000     2,176,200
SafeNet, Inc.(b) .................................      278,000     8,554,060
                                                                 ------------
                                                                   10,730,260
                                                                 ------------


                                                         SHARES     VALUE
                                                         ------  ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Intrado, Inc.(b) .................................       80,000  $  1,756,000

DIVERSIFIED COMMERCIAL SERVICES--10.1%
Corporate Executive Board Co. (The)(b) ...........      242,000    11,294,140
Corrections Corporation of America(b) ............      274,000     7,899,420
Tetra Tech, Inc.(b) ..............................      491,000    12,206,260
Universal Technical Institute, Inc.(b) ...........       43,700     1,311,000
Viad Corp. .......................................      139,000     3,475,000
                                                                 ------------
                                                                   36,185,820
                                                                 ------------

GENERAL MERCHANDISE STORES--0.4%
99 Cents Only Stores(b) ..........................       49,000     1,334,270

HEALTH CARE DISTRIBUTORS--3.4%
Omnicare, Inc. ...................................      300,000    12,117,000

HEALTH CARE EQUIPMENT--6.2%
Cyberonics, Inc.(b) ..............................       74,000     2,368,740
INAMED Corp.(b) ..................................      224,000    10,765,440
Nektar Therapeutics(b) ...........................      687,000     9,350,070
                                                                 ------------
                                                                   22,484,250
                                                                 ------------

HEALTH CARE SERVICES--2.2%
Advisory Board Co. (The)(b) ......................      223,800     7,812,858

INTERNET SOFTWARE & SERVICES--9.4%
Autobytel, Inc.(b) ...............................      394,000     3,577,520
Digital Insight Corp.(b) .........................      434,000    10,806,600
Digitas, Inc.(b) .................................      289,000     2,693,480
Ipass, Inc.(b) ...................................       73,000     1,170,190
j2 Global Communications, Inc.(b) ................      217,000     5,375,090
United Online, Inc.(b) ...........................      492,000     8,260,680
Websense, Inc.(b) ................................       68,000     1,988,320
                                                                 ------------
                                                                   33,871,880
                                                                 ------------

IT CONSULTING & OTHER SERVICES--1.0%
ManTech International Corp. Class A(b) ...........      144,400     3,602,780


                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund


                                                         SHARES     VALUE
                                                         ------  ------------


LEISURE PRODUCTS--4.1%
MarineMax, Inc.(b) ...............................      155,000  $  3,011,650
Marvel Enterprises, Inc.(b) ......................      237,700     6,919,447
Polaris Industries, Inc. .........................       56,000     4,960,480
                                                                 ------------
                                                                   14,891,577
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--4.3%
Evergreen Resources, Inc.(b) .....................      296,000     9,622,960
Ultra Petroleum Corp.(b) .........................      241,000     5,933,420
                                                                 ------------
                                                                   15,556,380
                                                                 ------------

PHARMACEUTICALS--7.6%
Bradley Pharmaceticals, Inc.(b) ..................       60,000     1,525,800
Medicines Co. (The)(b) ...........................      324,000     9,545,040
Pain Therapeutics, Inc.(b) .......................      281,500     1,956,425
Sepracor, Inc.(b) ................................      600,000    14,358,000
                                                                 ------------
                                                                   27,385,265
                                                                 ------------

RESTAURANTS--2.9%
Cheesecake Factory, Inc. (The)(b) ................      237,000    10,435,110

SEMICONDUCTOR EQUIPMENT--1.9%
Cymer, Inc.(b) ...................................      145,000     6,697,550

SEMICONDUCTORS--12.0%
Artisan Components, Inc.(b) ......................      464,000     9,512,000
Integrated Circuit Systems, Inc.(b) ..............      276,500     7,877,485
International Rectifier Corp.(b) .................      117,000     5,780,970
Intersil Corp. Class A ...........................      345,000     8,573,250
Micrel, Inc.(b) ..................................      332,000     5,172,560
ON Semiconductor Corp.(b) ........................      466,500     3,008,925
Semtech Corp.(b) .................................      143,000     3,250,390
                                                                 ------------
                                                                   43,175,580
                                                                 ------------

SPECIALTY STORES--3.9%
Advance Auto Parts, Inc.(b) ......................       58,030     4,723,642
Cost Plus, Inc.(b) ...............................      229,500     9,409,500
                                                                 ------------
                                                                   14,133,142
                                                                 ------------


                                                         SHARES     VALUE
                                                         ------  ------------


TECHNOLOGY DISTRIBUTORS--0.7%
SYNNEX Corp.(b) ..................................      189,600  $  2,608,896

THRIFTS & MORTGAGE FINANCE--2.4%
Federal Agricultural Mortgage Corp. Class C(b) ...      269,800     8,622,808

TRUCKING--0.5%
Quality Distribution, Inc.(b) ....................       92,300     1,804,465
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $211,383,531)                                    330,715,282
-----------------------------------------------------------------------------

Foreign Common Stocks (e)--5.0%

ASSET MANAGEMENT & CUSTODY BANKS--2.4%
Stewart (W.P.) & Co. Ltd. (Bermuda) ..............      391,255     8,423,720

INTERNET SOFTWARE & SERVICES--0.7%
ebookers plc ADR (United Kingdom)(b) .............      172,000     2,519,800

SEMICONDUCTORS--1.9%
O2Micro International Ltd. (United States)(b) ....      307,200     6,881,280
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $14,064,601)                                      17,824,800
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $225,448,118)                                    348,540,082
-----------------------------------------------------------------------------

PREFERRED STOCKS--0.0%

COMMUNICATIONS EQUIPMENT--0.0%
Metro Optix, Inc. Series B Pfd.(b)(c)(d) .........      176,766             0
-----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $1,749,984)                                                0
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.0%
(IDENTIFIED COST $227,198,116)                                    348,540,082(a)

Other assets and liabilities, net--3.0%                            10,835,593
                                                                 ------------
NET ASSETS--100.0%                                               $359,375,675
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $132,877,900 and gross depreciation of $11,535,934 for federal income tax purposes. At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $227,198,116.
(b) Non-income producing.
(c) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2003, this security amounted to $0 or 0% of net assets.
(d) Private placement. For acquisiton information, please see Note 7 Restricted Securities in the Notes to Financial Statements.
(e) Foreign Common Stocks are determined based on the country in which the stock is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003


ASSETS
Investment securities at value
    (Identified cost $227,198,116)                                $ 348,540,082
Cash                                                                 12,647,108
Receivables
    Investment securities sold                                        5,668,232
    Fund shares sold                                                    769,748
    Dividends and interest                                               20,731
    Receivable from adviser                                                 357
Prepaid expenses                                                          4,192
                                                                  -------------
        Total assets                                                367,650,450
                                                                  -------------
LIABILITIES
Payables
    Investment securities purchased                                   6,573,471
    Fund shares repurchased                                             918,835
    Investment advisory fee                                             274,676
    Transfer agent fee                                                  204,623
    Distribution and service fees                                       152,209
    Payable to financial agent                                           65,719
    Trustees' fee                                                         5,427
Accrued expenses                                                         79,815
                                                                  -------------
        Total liabilities                                             8,274,775
                                                                  -------------
NET ASSETS                                                        $ 359,375,675
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 481,051,072
Accumulated net realized loss                                      (243,017,363)
Net unrealized appreciation                                         121,341,966
                                                                  -------------
NET ASSETS                                                        $ 359,375,675
                                                                  =============

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $237,347,203)                 8,666,602
Net asset value per share                                                $27.39
Offering price per share $27.39/(1-5.75%)                                $29.06

CLASS B
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $83,514,711)                  3,224,557
Net asset value and offering price per share                             $25.90

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $38,513,761)                  1,487,881
Net asset value and offering price per share                             $25.88


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003


INVESTMENT INCOME
Dividends                                                          $    638,686
Interest                                                                 44,925
                                                                   ------------
        Total investment income                                         683,611
                                                                   ------------
EXPENSES
Investment advisory fee                                               2,645,042
Service fees, Class A                                                   450,285
Distribution and service fees, Class B                                  752,852
Distribution and service fees, Class C                                  329,389
Financial agent fee                                                     218,627
Transfer agent                                                        1,130,184
Printing                                                                 84,696
Registration                                                             40,153
Professional                                                             30,818
Trustees                                                                 22,918
Custodian                                                                16,653
Miscellaneous                                                            25,572
                                                                   ------------
        Total expenses                                                5,747,189
        Less expenses borne by financial agent                         (366,270)
                                                                   ------------
        Net expenses                                                  5,380,919
                                                                   ------------
NET INVESTMENT LOSS                                                  (4,697,308)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                     (5,674,391)
Net change in unrealized appreciation (depreciation) on
    investments                                                     119,139,352
                                                                   ------------
NET GAIN ON INVESTMENTS                                             113,464,961
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                     $108,767,653
                                                                   ============


                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Year Ended      Year Ended
                                                                                                12/31/03        12/31/02
                                                                                              ------------    -------------
FROM OPERATIONS
   Net investment income (loss)                                                               $ (4,697,308)   $  (5,448,774)
   Net realized gain (loss)                                                                     (5,674,391)     (98,414,093)
   Net change in unrealized appreciation (depreciation)                                        119,139,352      (33,068,801)
                                                                                              ------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             108,767,653     (136,931,668)
                                                                                              ------------    -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (3,468,684 and 4,350,679 shares, respectively)                 84,168,679       89,764,972
   Cost of shares repurchased (3,288,034 and 6,061,794 shares, respectively)                   (70,742,819)    (125,037,069)
                                                                                              ------------    -------------
Total                                                                                           13,425,860      (35,272,097)
                                                                                              ------------    -------------
CLASS B
   Proceeds from sales of shares (249,382 and 340,943 shares, respectively)                      5,407,175        6,859,387
   Cost of shares repurchased (1,015,125 and 1,532,271 shares, respectively)                   (21,200,043)     (28,804,621)
                                                                                              ------------    -------------
Total                                                                                          (15,792,868)     (21,945,234)
                                                                                              ------------    -------------
CLASS C
   Proceeds from sales of shares (243,281 and 729,524 shares, respectively)                      5,560,493       15,745,652
   Cost of shares repurchased (502,880 and 1,261,209 shares, respectively)                     (10,248,260)     (25,254,046)
                                                                                              ------------    -------------
Total                                                                                           (4,687,767)      (9,508,394)
                                                                                              ------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                (7,054,775)     (66,725,725)
                                                                                              ------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       101,712,878     (203,657,393)

NET ASSETS
   Beginning of period                                                                         257,662,797      461,320,190
                                                                                              ------------    -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND $0, RESPECTIVELY]   $359,375,675    $ 257,662,797
                                                                                              ============    =============


                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                   CLASS A
                                                        ---------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------
                                                          2003         2002           2001         2000           1999
Net asset value, beginning of period                       $18.47       $26.58        $37.96       $44.45        $24.08
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                          (0.30)       (0.29)        (0.33)       (0.39)        (0.37)
   Net realized and unrealized gain (loss)                   9.22        (7.82)       (11.05)       (6.10)        20.74
                                                           ------       ------        ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                        8.92        (8.11)       (11.38)       (6.49)        20.37
                                                           ------       ------        ------       ------        ------
Change in net asset value                                    8.92        (8.11)       (11.38)       (6.49)        20.37
                                                           ------       ------        ------       ------        ------
NET ASSET VALUE, END OF PERIOD                             $27.39       $18.47        $26.58       $37.96        $44.45
                                                           ======       ======        ======       ======        ======
Total return(2)                                             48.29 %     (30.51)%      (29.98)%     (14.60)%       84.59 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $237,347     $156,714      $270,990     $231,453      $132,996

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                     1.58 %       1.58 %        1.57 %       1.51 %        1.73 %
   Net investment income (loss)                             (1.35)%      (1.39)%       (1.18)%      (0.85)%       (1.40)%
Portfolio turnover                                             40 %         46 %          28 %         78 %         105 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.71%, 1.79%, 1.67%, 1.51% and 1.75% for the years ended December 31, 2003, 2002,
    2001, 2000 and 1999, respectively.

                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                   CLASS B
                                                        ---------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------
                                                          2003         2002           2001         2000           1999
Net asset value, beginning of period                       $17.60       $25.52       $36.72        $43.32        $23.64
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                          (0.44)       (0.42)       (0.52)        (0.72)        (0.55)
   Net realized and unrealized gain (loss)                   8.74        (7.50)      (10.68)        (5.88)        20.23
                                                           ------       ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                        8.30        (7.92)      (11.20)        (6.60)        19.68
                                                           ------       ------       ------        ------        ------
Change in net asset value                                    8.30        (7.92)      (11.20)        (6.60)        19.68
                                                           ------       ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                             $25.90       $17.60       $25.52        $36.72        $43.32
                                                           ======       ======       ======        ======        ======
Total return(2)                                             47.16 %     (31.03)%     (30.50)%      (15.24)%       83.25 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $83,515      $70,217     $132,214       $99,060       $73,863

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                     2.33 %       2.33 %       2.32 %        2.26 %        2.48 %
   Net investment income (loss)                             (2.10)%      (2.13)%      (1.95)%       (1.61)%       (2.15)%
Portfolio turnover                                             40 %         46 %         28 %          78 %         105 %



                                                                                   CLASS C
                                                        ---------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------
                                                          2003         2002           2001         2000           1999
Net asset value, beginning of period                       $17.59       $25.50       $36.69        $43.29        $23.63
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                          (0.44)       (0.42)       (0.52)        (0.70)        (0.55)
   Net realized and unrealized gain (loss)                   8.73        (7.49)      (10.67)        (5.90)        20.21
                                                           ------       ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                        8.29        (7.91)      (11.19)        (6.60)        19.66
                                                           ------       ------       ------        ------        ------
Change in net asset value                                    8.29        (7.91)      (11.19)        (6.60)        19.66
                                                           ------       ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                             $25.88       $17.59       $25.50        $36.69        $43.29
                                                           ======       ======       ======        ======        ======
Total return(2)                                             47.13 %     (31.02)%     (30.50)%      (15.25)%       83.20 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $38,514      $30,732      $58,116       $75,806       $37,584

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                     2.33 %       2.33 %       2.32 %        2.26 %        2.48 %
   Net investment income (loss)                             (2.10)%      (2.13)%      (1.89)%       (1.59)%       (2.15)%
Portfolio turnover                                             40 %         46 %         28 %          78 %         105 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.47%, 2.54%, 2.42%, 2.26% and 2.50% for the years ended December 31, 2003, 2002,
    2001, 2000 and 1999, respectively, for both Class B and Class C shares.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FOCUS GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund's investment objective is long-term growth of capital.

Q: HOW DID THE FUND PERFORM DURING THE PAST 12 MONTHS ENDED DECEMBER 31, 2003?

A: Over the fiscal year ended December 31, 2003, the Fund's Class A shares returned 40.60%, Class B shares returned 39.63%, and Class C shares returned 39.63%. For the same period, the S&P 500(R) Index 1 returned 28.71% and the Russell 3000(R) Growth Index 2 returned 30.97%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE MARKET DURING THE FUND'S RECENT FISCAL YEAR?

A: The market moved higher throughout the year as signs of an economic recovery started to show. Not surprisingly, small caps generally outperformed large caps, which has tended to occur in the early stages of an economic recovery. This dynamic held true in the Focus Growth Fund, which saw the small cap names outperform the large cap names.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A: Positive performance primarily came from economically sensitive sectors that we decided to overweight. In particular, we generated the best relative performance in the Internet Software and Services sector and the Semiconductor and Semiconductor Equipment sector. Additionally, the portfolio benefited from good stock selection in the health care industry--with names such as Genentech on the large cap side and Sepracor on the small cap side both up over 100% for the year.

      The primary area that detracted from performance was in the financial services industry. Our worst performer was Freddie Mac after the company announced accounting and management changes. Additionally, our two bank holdings underperformed their peer group.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: We are very positive on the state of the economic recovery that we believe will translate into good earnings growth for the companies we own in the portfolio. Overall, we believe current estimates for 2004 profit growth are still too low. Although 2003 was a better year for small caps relative to large caps, we believe the outlook for the both the large cap and the small cap names in the portfolio are bright. We will continue to look for companies that provide high earnings growth and high return on equity for inclusion in the portfolio.

                                                                 JANUARY 1, 2004



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

1 THE S&P 500(R) INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET TOTAL RETURN PERFORMANCE.
2 THE RUSSELL 3000(R) GROWTH INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF GROWTH-ORIENTED STOCKS OF U.S. COMPANIES. THE INDEX IS CALCULATED ON A TOTAL-RETURN BASIS WITH DIVIDENDS REINVESTED.
   THE INDEXES ARE NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

Phoenix-Engemann Focus Growth Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 12/31/03
--------------------------------------------------------------------------------

                                                                                          INCEPTION     INCEPTION
                                                     1 YEAR        5 YEARS    10 YEARS   TO 12/31/03      DATE
                                                     -------       -------    --------   -----------    ---------
        Class A Shares at NAV 2                       40.60%        (4.47)%     6.64%          --             --
        Class A Shares at POP 3                       32.51         (5.59)      6.01           --             --

        Class B Shares at NAV 2                       39.63         (5.18)        --         5.91%        1/3/94
        Class B Shares with CDSC 4                    35.63         (5.18)        --         5.91         1/3/94

        Class C Shares at NAV 2                       39.63         (5.18)        --         5.91         1/3/94
        Class C Shares with CDSC 4                    39.63         (5.18)        --         5.91         1/3/94

        Russell 3000(R) Growth Index 5                30.97         (4.69)      8.81         8.81       12/31/93

        S&P 500(R) Index 6                            28.71         (0.57)     11.10        11.13         1/3/94


--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/93 in Class A shares and reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                 Phoenix-Engemann Focus
                     Growth Fund           Russell 3000(R)          S&P 500(R)
                        Class A            Growth Index 5            Index 6
                 ----------------------    --------------          ----------

12/31/93              $ 9,425.00             $10,000.00            $10,000.00
12/31/94                9,071.56              10,220.32             10,132.30
12/30/95               11,535.19              13,957.79             13,932.65
12/29/96               14,129.81              17,011.99             17,171.67
12/31/97               16,395.65              21,901.25             22,902.82
12/31/98               22,529.84              29,570.43             29,488.86
12/31/99               33,735.85              39,572.57             35,721.37
12/31/00               24,456.93              30,701.58             32,439.60
12/29/01               16,845.11              24,676.12             28,587.45
12/31/02               12,749.58              17,758.28             22,269.51
12/31/03               17,925.38              23,258.54             28,663.62



1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge. 4 CDSC (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 The Russell 3000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index's performance does not reflect sales charges.

6 The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

   All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/03
--------------------------------------------------------------------------------

As a percentage of equity holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology                                      29%
Health-Care                                                 20
Financials                                                  17
Consumer Discretionary                                      17
Industrials                                                  8
Consumer Staples                                             7
Energy                                                       2

Phoenix-Engemann Focus Growth Fund

--------------------------------------------------------------------------------
                    TEN LARGEST HOLDINGS AT DECEMBER 31, 2003
                        (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------
 1. Corporate Executive Board Co. (The)                                   3.3%
 2. Cisco Systems, Inc.                                                   3.1%
 3. Omnicare, Inc.                                                        2.9%
 4. Sepracor, Inc.                                                        2.7%
 5. Amgen, Inc.                                                           2.6%
 6. Medtronic, Inc.                                                       2.5%
 7. Pfizer, Inc.                                                          2.4%
 8. Hewlett-Packard Co.                                                   2.3%
 9. Microsoft Corp.                                                       2.3%
10. Sysco Corp.                                                           2.1%
--------------------------------------------------------------------------------

                        INVESTMENTS AT DECEMBER 31, 2003


                                                         SHARES     VALUE
                                                         ------  ------------


COMMON STOCKS--99.4%

Domestic Common Stocks--96.0%

AIR FREIGHT & COURIERS--1.9%
Pacer International, Inc.(b) .....................       60,000  $  1,213,200
United Parcel Service, Inc. Class B ..............       40,000     2,982,000
                                                                 ------------
                                                                    4,195,200
                                                                 ------------

APPAREL RETAIL--0.7%
Mothers Work, Inc.(b) ............................       65,000     1,586,000

ASSET MANAGEMENT & CUSTODY BANKS--3.3%
Gabelli Asset Management, Inc. Class A ...........       80,000     3,184,000
State Street Corp. ...............................       75,000     3,906,000
                                                                 ------------
                                                                    7,090,000
                                                                 ------------

BIOTECHNOLOGY--3.7%
Amgen, Inc.(b) ...................................       91,000     5,623,800
Genentech, Inc.(b) ...............................       18,000     1,684,260
Telik, Inc.(b) ...................................       27,000       621,270
                                                                 ------------
                                                                    7,929,330
                                                                 ------------

BROADCASTING & CABLE TV--1.8%
EchoStar Communications Corp. Class A(b) .........       66,000     2,244,000
Univision Communications, Inc. Class A(b) ........       39,000     1,547,910
                                                                 ------------
                                                                    3,791,910
                                                                 ------------

CASINOS & GAMING--0.7%
Scientific Games Corp. Class A(b) ................       90,000     1,530,900

COMMUNICATIONS EQUIPMENT--6.1%
Cisco Systems, Inc.(b) ...........................      275,000     6,679,750
Motorola, Inc. ...................................      123,000     1,730,610
QUALCOMM, Inc. ...................................       28,000     1,510,040
SafeNet, Inc.(b) .................................      105,000     3,230,850
                                                                 ------------
                                                                   13,151,250
                                                                 ------------


                                                         SHARES     VALUE
                                                         ------  ------------


COMPUTER HARDWARE--3.5%
Dell, Inc.(b) ....................................       77,000  $  2,614,920
Hewlett-Packard Co. ..............................      220,000     5,053,400
                                                                 ------------
                                                                    7,668,320
                                                                 ------------

CONSUMER FINANCE--4.7%
American Express Co. .............................       83,000     4,003,090
MBNA Corp. .......................................      110,000     2,733,500
SLM Corp. ........................................       90,000     3,391,200
                                                                 ------------
                                                                   10,127,790
                                                                 ------------

DIVERSIFIED BANKS--3.0%
Comerica, Inc. ...................................       50,000     2,803,000
Wells Fargo & Co. ................................       62,000     3,651,180
                                                                 ------------
                                                                    6,454,180
                                                                 ------------

DIVERSIFIED COMMERCIAL SERVICES--7.5%
Apollo Group, Inc. Class A(b) ....................       33,000     2,244,000
Corporate Executive Board Co. (The)(b) ...........      155,000     7,233,850
Corrections Corporation of America(b) ............      115,300     3,324,099
Tetra Tech, Inc.(b) ..............................       95,000     2,361,700
Viad Corp. .......................................       45,000     1,125,000
                                                                 ------------
                                                                   16,288,649
                                                                 ------------

FOOD DISTRIBUTORS--2.1%
Sysco Corp. ......................................      120,000     4,467,600

GENERAL MERCHANDISE STORES--0.3%
99 Cents Only Stores(b) ..........................       25,000       680,750

HEALTH CARE DISTRIBUTORS--2.9%
Omnicare, Inc. ...................................      155,000     6,260,450

HEALTH CARE EQUIPMENT--2.9%
Medtronic, Inc. ..................................      110,000     5,347,100
Nektar Therapeutics(b) ...........................       70,000       952,700
                                                                 ------------
                                                                    6,299,800
                                                                 ------------

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund


                                                         SHARES     VALUE
                                                         ------  ------------


HEALTH CARE SERVICES--0.8%
Advisory Board Co. (The)(b) ......................       50,000  $  1,745,500

HOME IMPROVEMENT RETAIL--1.3%
Lowe's Cos., Inc. ................................       50,000     2,769,500

HOTELS, RESORTS & CRUISE LINES--1.5%
Carnival Corp. ...................................       80,000     3,178,400

HOUSEHOLD PRODUCTS--1.3%
Colgate-Palmolive Co. ............................       55,000     2,752,750

HYPERMARKETS & SUPER CENTERS--1.5%
Wal-Mart Stores, Inc. ............................       60,000     3,183,000

INSURANCE BROKERS--0.6%
Marsh & McLennan Cos., Inc. ......................       28,000     1,340,920

INTERNET SOFTWARE & SERVICES--4.5%
Autobytel, Inc.(b) ...............................      115,000     1,044,200
Digital Insight Corp.(b) .........................      130,000     3,237,000
Digitas, Inc.(b) .................................      140,000     1,304,800
j2 Global Communications, Inc.(b) ................       40,000       990,800
United Online, Inc.(b) ...........................      187,500     3,148,125
                                                                 ------------
                                                                    9,724,925
                                                                 ------------

IT CONSULTING & OTHER SERVICES--0.3%
ManTech International Corp. Class A(b) ...........       30,000       748,500

LEISURE PRODUCTS--3.6%
MarineMax, Inc.(b) ...............................       85,000     1,651,550
Marvel Enterprises, Inc.(b) ......................      125,000     3,638,750
Polaris Industries, Inc. .........................       29,000     2,568,820
                                                                 ------------
                                                                    7,859,120
                                                                 ------------

MOTORCYCLE MANUFACTURERS--0.6%
Harley-Davidson, Inc. ............................       25,000     1,188,250

MOVIES & ENTERTAINMENT--1.9%
Fox Entertainment Group, Inc. Class A(b) .........       90,000     2,623,500
Viacom, Inc. Class B .............................       33,000     1,464,540
                                                                 ------------
                                                                    4,088,040
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--2.2%
Evergreen Resources, Inc.(b) .....................      110,000     3,576,100
Ultra Petroleum Corp.(b) .........................       45,000     1,107,900
                                                                 ------------
                                                                    4,684,000
                                                                 ------------

PHARMACEUTICALS--9.2%
Forest Laboratories, Inc.(b) .....................       54,000     3,337,200
Johnson & Johnson ................................       46,000     2,376,360


                                                         SHARES     VALUE
                                                         ------  ------------


Medicines Co. (The)(b) ...........................       35,000  $  1,031,100
Pfizer, Inc. .....................................      147,000     5,193,510
Sepracor, Inc.(b) ................................      240,000     5,743,200
Wyeth ............................................       51,000     2,164,950
                                                                 ------------
                                                                   19,846,320
                                                                 ------------

PUBLISHING & PRINTING--0.6%
Tribune Co. ......................................       26,000     1,341,600

RESTAURANTS--0.7%
Starbucks Corp.(b) ...............................       45,000     1,487,700

SEMICONDUCTOR EQUIPMENT--0.5%
Applied Materials, Inc.(b) .......................       52,000     1,167,400

SEMICONDUCTORS--7.6%
Artisan Components, Inc.(b) ......................      105,000     2,152,500
Integrated Circuit Systems, Inc.(b) ..............      110,000     3,133,900
Intel Corp. ......................................       99,000     3,187,800
International Rectifier Corp.(b) .................       35,000     1,729,350
Intersil Corp. Class A ...........................      165,000     4,100,250
ON Semiconductor Corp.(b) ........................      128,405       828,212
Texas Instruments, Inc. ..........................       43,000     1,263,340
                                                                 ------------
                                                                   16,395,352
                                                                 ------------

SOFT DRINKS--1.8%
PepsiCo, Inc. ....................................       85,000     3,962,700

SPECIALTY STORES--3.0%
Advance Auto Parts, Inc.(b) ......................       40,000     3,256,000
Staples, Inc.(b) .................................      121,000     3,303,300
                                                                 ------------
                                                                    6,559,300
                                                                 ------------

SYSTEMS SOFTWARE--3.6%
Microsoft Corp. ..................................      181,000     4,984,740
Oracle Corp.(b) ..................................      217,000     2,864,400
                                                                 ------------
                                                                    7,849,140
                                                                 ------------

TECHNOLOGY DISTRIBUTORS--0.5%
SYNNEX Corp.(b) ..................................       80,000     1,100,800

THRIFTS & MORTGAGE FINANCE--3.0%
Fannie Mae .......................................       37,000     2,777,220
Federal Agricultural Mortgage Corp. Class C(b) ...      119,500     3,819,220
                                                                 ------------
                                                                    6,596,440
                                                                 ------------

TRUCKING--0.3%
Quality Distribution, Inc.(b) ....................       33,800       660,790
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $148,950,940)                                    207,752,576
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund


                                                         SHARES     VALUE
                                                         ------  ------------


Foreign Common Stocks(c)--3.4%

ASSET MANAGEMENT & CUSTODY BANKS--0.9%
Stewart (W.P.) & Co. Ltd. (Bermuda) ..............       95,000  $  2,045,350

INTERNET SOFTWARE & SERVICES--0.3%
ebookers plc ADR (United Kingdom)(b) .............       40,000       586,000

PHARMACEUTICALS--0.6%
Teva Pharmaceutical Industries Ltd. ADR (Israel) .       22,000     1,247,620

SEMICONDUCTORS--1.6%
O2Micro International Ltd. (United States)(b) ....      151,300     3,389,120
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,252,987)                                        7,268,090
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $154,203,927)                                    215,020,666(a)

Other assets and liabilities, net--0.6%                             1,326,730
                                                                 ------------
NET ASSETS--100.0%                                               $216,347,396
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $64,833,205 and gross depreciation of $4,067,332 for federal income tax purposes. At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $154,254,793.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the stock is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003


ASSETS
Investment securities at value
    (Identified cost $154,203,927)                                 $215,020,666
Cash                                                                  2,530,600
Receivables
    Dividends and interest                                              146,702
    Fund shares sold                                                     43,034
    Investment securities sold                                            5,784
    Receivable from adviser                                                  48
Prepaid expenses                                                          2,963
                                                                   ------------
        Total assets                                                217,749,797
                                                                   ------------
LIABILITIES
Payables
    Fund shares repurchased                                             612,987
    Investment securities purchased                                     415,899
    Investment advisory fee                                             149,210
    Transfer agent fee                                                   80,712
    Distribution and service fees                                        64,467
    Financial agent fee                                                  14,272
    Trustees' fee                                                         5,427
Accrued expenses                                                         59,427
                                                                   ------------
        Total liabilities                                             1,402,401
                                                                   ------------
NET ASSETS                                                         $216,347,396
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $198,503,217
Accumulated net realized loss                                       (42,972,560)
Net unrealized appreciation                                          60,816,739
                                                                   ------------
NET ASSETS                                                         $216,347,396
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $185,964,228)                12,312,554
Net asset value per share                                                $15.10
Offering price per share $15.10/(1-5.75%)                                $16.02

CLASS B
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $15,635,073)                  1,161,399
Net asset value and offering price per share                             $13.46

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $14,748,095)                  1,095,427
Net asset value and offering price per share                             $13.46


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003


INVESTMENT INCOME
Dividends                                                           $ 1,169,684
Interest                                                                 21,607
Foreign taxes withheld                                                     (930)
                                                                    -----------
        Total investment income                                       1,190,361
                                                                    -----------
EXPENSES
Investment advisory fee                                               1,599,527
Service fees, Class A                                                   412,846
Distribution and service fees, Class B                                  150,639
Distribution and service fees, Class C                                  134,885
Financial agent fee                                                     158,300
Transfer agent                                                          444,783
Printing                                                                 46,367
Registration                                                             39,788
Professional                                                             32,870
Custodian                                                                22,922
Trustees                                                                 22,918
Miscellaneous                                                            20,143
                                                                    -----------
        Total expenses                                                3,085,988
                                                                    -----------
NET INVESTMENT LOSS                                                  (1,895,627)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                      7,080,777
Net change in unrealized appreciation (depreciation) on
    investments                                                      60,255,666
                                                                    -----------
NET GAIN ON INVESTMENTS                                              67,336,443
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                      $65,440,816
                                                                    ===========


                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Year Ended          Year Ended
                                                                                                12/31/03            12/31/02
                                                                                              ------------        ------------
FROM OPERATIONS
   Net investment income (loss)                                                               $ (1,895,627)       $ (2,073,972)
   Net realized gain (loss)                                                                      7,080,777          (5,100,342)
   Net change in unrealized appreciation (depreciation)                                         60,255,666         (58,980,635)
                                                                                              ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  65,440,816         (66,154,949)
                                                                                              ------------        ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (798,071 and 1,260,189 shares, respectively)                   10,518,155          14,343,604
   Cost of shares repurchased (2,184,695 and 4,598,998 shares, respectively)                   (27,639,174)        (54,798,394)
                                                                                              ------------        ------------
Total                                                                                          (17,121,019)        (40,454,790)
                                                                                              ------------        ------------
CLASS B
   Proceeds from sales of shares (137,741 and 96,486 shares, respectively)                       1,570,715           1,063,646
   Cost of shares repurchased (574,388 and 973,005 shares, respectively)                        (6,361,593)        (10,618,649)
                                                                                              ------------        ------------
Total                                                                                           (4,790,878)         (9,555,003)
                                                                                              ------------        ------------
CLASS C
   Proceeds from sales of shares (187,611 and 96,066 shares, respectively)                       2,256,356           1,050,854
   Cost of shares repurchased (391,178 and 586,470 shares, respectively)                        (4,444,404)         (6,353,118)
                                                                                              ------------        ------------
Total                                                                                           (2,188,048)         (5,302,264)
                                                                                              ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (24,099,945)        (55,312,057)
                                                                                              ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        41,340,871        (121,467,006)

NET ASSETS
   Beginning of period                                                                         175,006,525         296,473,531
                                                                                              ------------        ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND $0, RESPECTIVELY]   $216,347,396        $175,006,525
                                                                                              ============        ============

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                    CLASS A
                                                        ----------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                          2003          2002          2001         2000           1999
Net asset value, beginning of period                     $10.74        $14.19        $20.69       $33.24         $26.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.11)        (0.10)        (0.10)       (0.27)         (0.31)
   Net realized and unrealized gain (loss)                 4.47         (3.35)        (6.34)       (9.00)         13.48
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      4.36         (3.45)        (6.44)       (9.27)         13.17
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --            --         (0.06)       (3.28)         (6.75)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                     --            --         (0.06)       (3.28)         (6.75)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                  4.36         (3.45)        (6.50)      (12.55)          6.42
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $15.10        $10.74        $14.19       $20.69         $33.24
                                                         ======        ======        ======       ======         ======
Total return(2)                                           40.60 %      (24.31)%      (31.12)%     (27.50)%        49.74 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $185,964      $147,074      $241,736     $430,884       $621,386

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.48 %        1.47 %        1.40 %       1.32 %         1.54 %
   Net investment income (loss)                           (0.87)%       (0.80)%       (0.64)%      (0.86)%        (1.04)%
Portfolio turnover                                           42 %          84 %          53 %         59 %           56 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS B
                                                       -----------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------
                                                          2003          2002          2001         2000           1999
Net asset value, beginning of period                     $ 9.64        $12.84        $18.87       $30.97         $25.49
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.18)        (0.17)        (0.20)       (0.47)         (0.51)
   Net realized and unrealized gain (loss)                 4.00         (3.03)        (5.77)       (8.35)         12.74
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      3.82         (3.20)        (5.97)       (8.82)         12.23
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --            --         (0.06)       (3.28)         (6.75)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                     --            --         (0.06)       (3.28)         (6.75)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                  3.82         (3.20)        (6.03)      (12.10)          5.48
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $13.46        $ 9.64        $12.84       $18.87         $30.97
                                                         ======        ======        ======       ======         ======
Total return(2)                                           39.63 %      (24.92)%      (31.63)%     (28.07)%        48.64 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $15,635       $15,407       $31,767      $66,488       $106,372

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.23 %        2.22 %        2.15 %       2.07 %         2.29 %
   Net investment income (loss)                           (1.62)%       (1.55)%       (1.39)%      (1.61)%        (1.78)%
Portfolio turnover                                           42 %          84 %          53 %         59 %           56 %



                                                                                    CLASS C
                                                       ----------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------
                                                          2003          2002          2001         2000           1999
Net asset value, beginning of period                     $ 9.64        $12.84        $18.87       $30.97         $25.49
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        (0.19)        (0.17)        (0.20)       (0.47)         (0.51)
   Net realized and unrealized gain (loss)                 4.01         (3.03)        (5.77)       (8.35)         12.74
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      3.82         (3.20)        (5.97)       (8.82)         12.23
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --            --         (0.06)       (3.28)         (6.75)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                     --            --         (0.06)       (3.28)         (6.75)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                  3.82         (3.20)        (6.03)      (12.10)          5.48
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $13.46        $ 9.64        $12.84       $18.87         $30.97
                                                         ======        ======        ======       ======         ======
Total return(2)                                           39.63 %      (24.92)%      (31.63)%     (28.07)%        48.64 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $14,748       $12,525       $22,971      $41,889        $56,699

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.23 %        2.22 %        2.15 %       2.07 %         2.29 %
   Net investment income (loss)                           (1.62)%       (1.55)%       (1.39)%      (1.61)%        (1.78)%
Portfolio turnover                                           42 %          84 %          53 %         59 %           56 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN BALANCED RETURN FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund's investment objective is to maximize total investment return consistent with reasonable risk.

Q: HOW DID THE FUND PERFORM DURING THE PAST 12 MONTHS ENDED DECEMBER 31, 2003?

A: Over the fiscal year ended December 31, 2003, the Fund's Class A shares returned 19.49%, Class B shares returned 18.62%, and Class C shares returned 18.56%. For the same period, the Balanced Benchmark 1 returned 18.90%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE MARKET DURING THE FUND'S RECENT FISCAL YEAR?

A: Although the indices were up in 2003, it was an unusual year in that lower quality stocks far outperformed traditional quality stocks. We are defining lower quality stocks as those that either have had negative earnings for the past five years (through 2002) or have demonstrated significant price volatility over the past five years. Using these definitions, large cap (market caps over $10 billion), low quality stocks were up approximately 71% in 2003 while the S&P 500(R) Index 2 was up 29%. Similar patterns can be found in small cap stocks where low quality names were up approximately 107% while the Russell 2000(R) Growth Index 3 was up 49%. This pattern has tended to occur when the economy is in the early stages of a recovery.

      Although lower qualities names can have periods of outperformance, we believe that higher quality names provide better returns over time. This portfolio has been and will continue to be invested in higher quality equities. Currently, the weighted average Value Line rating of the equities in the portfolio is A+.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A: Equities were a better performing asset class than fixed income during the year, which was reflected in the performance of the Fund. The equities in the portfolio returned approximately 31% for the year while the bonds in the portfolio provided a return in the low single digits.



1 THE BALANCED BENCHMARK IS A COMPOSITE INDEX MADE UP OF 60% OF THE RUSSELL
  1000(R) GROWTH INDEX RETURN, 30% OF THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX RETURN AND 10% OF THE 90-DAY TREASURY BILL RETURN.
2 THE S&P 500(R) INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET
  TOTAL RETURN PERFORMANCE AND IS PROVIDED FOR GENERAL COMPARATIVE PURPOSES.
3 THE RUSSELL 2000(R) GROWTH INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF
  GROWTH-ORIENTED STOCKS OF THE SMALLEST 2,000 COMPANIES IN THE RUSSELL UNIVERSE, WHICH COMPRISES THE 3,000 LARGEST U.S. COMPANIES. THE INDEX IS CALCULATED ON A TOTAL-RETURN BASIS WITH DIVIDENDS REINVESTED.
4 THE RUSSELL 1000(R) GROWTH INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF
  GROWTH-ORIENTED STOCKS OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL UNIVERSE, WHICH COMPRISES THE 3,000 LARGEST U.S. COMPANIES. THE INDEX IS CALCULATED ON A TOTAL-RETURN BASIS WITH DIVIDENDS REINVESTED.
  THE INDEXES ARE NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

      In the equity portion of the portfolio, the best performing sectors in the Fund included information technology, health care and financials. Information technology outperformed its corresponding sector in the Russell 1000(R) Growth Index 4. The results achieved by this sector were due to the overweighting of the communications equipment and semiconductor sub-sector. Additionally, the gains made by the computer & peripheral segment positively contributed to the Fund's performance. We feel the market is less risk averse and more bullish on economic growth, which we believe helped facilitate this out performance.

      Consumer discretionary and industrials posted positive returns, but trailed their corresponding sectors in the Russell 1000(R) Growth Index. These sectors detracted from the Fund's performance relative to the Russell 1000(R) Growth Index.

      The top performing stocks in the portfolio for the year ended December 31, 2003 were: Genentech Inc., Intel and Texas Instruments. (up 182%, 107% and 96%, respectively). The worst performing stocks in the portfolio were: Concord EFS Inc, Intuit and Echostar Communications (down 27%, 17% and 15%, respectively).

      While the positive news on the economy helped equities, it stemmed the trend of declining interest rates we've seen over the last few years. Thus, the fixed income portion of the portfolio provided returns in the low single digits.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: Our outlook continues to be bullish as we position client portfolios for what we feel will be a very favorable growth cycle going forward. Our view is that equities will provide a higher total return versus bonds and have positioned the portfolio accordingly. The fixed income in the portfolio is at the bottom of our stated 30% to 50% range. Furthermore, during 2003 we lowered the duration of the bond portfolio, which now sits at approximately 4.8 years which is below the benchmark at 5.4 years. We feel that the lower duration for the portfolio is prudent given the low interest rate environment we are in and our expectations of an economic recovery.

                                                                 JANUARY 1, 2004



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix-Engemann Balanced Return Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 12/31/03
--------------------------------------------------------------------------------

                                                                                              INCEPTION    INCEPTION
                                                        1 YEAR       5 YEARS    10 YEARS     TO 12/31/03      DATE
                                                        -------      --------   --------    ------------   ---------
        Class A Shares at NAV 2                          19.49%       (0.60)%      7.87%            --           --
        Class A Shares at POP 3                          12.62        (1.77)      (1.34)            --           --

        Class B Shares at NAV 2                          18.62        (1.34)         --           7.09%      1/3/94
        Class B Shares with CDSC 4                       14.62        (1.34)         --           7.09       1/3/94

        Class C Shares at NAV 2                          18.56        (1.35)         --           7.08       1/3/94
        Class C Shares with CDSC 4                       18.56        (1.35)         --           7.08       1/3/94

        Balanced Benchmark 5                             18.90        (0.16)       8.58           8.45      1/31/94

        Russell 1000(R) Growth Index 6                   29.75        (5.11)       9.21           9.26       1/3/94

        Lehman Brothers Government/Credit Bond Index 7    4.66         6.65        6.98           7.02      1/31/94

        S&P 500(R) Index 8                               28.71        (0.57)      11.10          11.13       1/3/94

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/93 in Class A shares and reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:



               Phoenix-Engemann                                                Lehman Brothers
             Balanced Return Fund        Balanced         Russell 1000(R)     Government/Credit          S&P 500(R)
                     Class A             Benchmark 5      Growth Index 6        Bond Index 7              Index 8
             ---------------------       -----------      ---------------     -----------------          ----------
12/31/93         $ 9,425.00              $10,000.00          $10,000.00           $10,000.00             $10,000.00
12/30/94           9,007.31               10,101.46           10,265.61             9,649.09              10,132.30
12/29/95          11,455.14               12,956.18           14,082.88            11,505.32              13,932.65
12/31/96          13,492.32               14,909.81           17,339.17            11,839.28              17,171.67
12/31/97          16,053.52               18,135.58           22,625.53            12,994.27              22,902.82
12/31/98          20,728.40               22,965.45           31,382.92            14,225.15              29,488.86
12/31/99          24,479.66               27,322.19           41,789.19            13,919.40              35,721.37
12/29/00          22,739.05               24,610.35           32,418.60            15,568.76              32,439.60
12/31/01          19,983.09               22,366.79           25,797.63            16,892.46              28,587.45
12/31/02          16,829.95               19,159.64           18,604.21            18,756.93              22,269.51
12/31/03          20,110.96               22,781.49           24,138.79            19,631.44              28,663.62

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 The Balanced Benchmark is a composite index made up of 60% of the Russell 1000(R) Growth Index return, 30% of the Lehman Brothers Government/Credit Bond Index return and 10% of the 90-day Treasury Bill return. The Benchmark's performance does not reflect sales charges.

6 The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index's performance does not reflect sales charges.

7 The Lehman Brothers Government/Credit Bond Index measures government and corporate broad bond market total return performance. The index's performance does not reflect sales charges.

8 The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

   All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/03
--------------------------------------------------------------------------------

As a percentage of equity holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology                                      32%
Health-Care                                                 24
Consumer Discretionary                                      18
Financials                                                  12
Consumer Staples                                             8
Industrials                                                  6

Phoenix-Engemann Balanced Return Fund

--------------------------------------------------------------------------------
                    TEN LARGEST HOLDINGS AT DECEMBER 31, 2003
                        (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

 1. U.S. Government Securities                                  30.6%
 2. Cisco Systems, Inc.                                          3.5%
 3. Pfizer, Inc.                                                 3.3%
 4. Microsoft Corp.                                              3.1%
 5. Amgen, Inc.                                                  3.0%
 6. United Parcel Service, Inc. Class B                          3.0%
 7. PepsiCo, Inc.                                                2.5%
 8. Motorola, Inc.                                               2.4%
 9. Medtronic, Inc.                                              2.3%
10. Hewlett-Packard Co.                                          2.2%
--------------------------------------------------------------------------------


                        INVESTMENTS AT DECEMBER 31, 2003


                                              STANDARD
                                              & POOR'S    PAR
                                               RATING    VALUE
                                            (Unaudited)  (000)      VALUE
                                            -----------  ------  ------------
U.S. GOVERNMENT SECURITIES--30.6%

U.S. TREASURY BONDS--14.7%
U.S. Treasury Bond 9.25%, 2/15/16 .........      AAA    $ 8,500   $12,200,492

U.S. TREASURY NOTES--15.9%
U.S. Treasury Note 6.50%, 8/15/05 .........      AAA     12,300    13,269,584
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $22,668,649)                                      25,470,076
-----------------------------------------------------------------------------


                                                         SHARES
                                                         ------

COMMON STOCK--67.9%

Domestic Common Stocks--66.7%

AIR FREIGHT & COURIERS--3.0%
United Parcel Service, Inc. Class B ..............       33,000     2,460,150

BIOTECHNOLOGY--4.6%
Amgen, Inc.(b) ...................................       40,000     2,472,000
Genentech, Inc.(b) ...............................        8,000       748,560
Gilead Sciences, Inc.(b) .........................       10,000       581,400
                                                                 ------------
                                                                    3,801,960
                                                                 ------------

BROADCASTING & CABLE TV--2.9%
EchoStar Communications Corp. Class A(b) .........       30,000     1,020,000
Univision Communications, Inc. Class A(b) ........       35,000     1,389,150
                                                                 ------------
                                                                    2,409,150
                                                                 ------------

COMMUNICATIONS EQUIPMENT--7.8%
Cisco Systems, Inc.(b) ...........................      120,000     2,914,800
Motorola, Inc. ...................................      140,000     1,969,800
QUALCOMM, Inc. ...................................       30,000     1,617,900
                                                                 ------------
                                                                    6,502,500
                                                                 ------------


                                                         SHARES     VALUE
                                                         ------  ------------

COMPUTER HARDWARE--2.2%
Hewlett-Packard Co. ..............................       80,000  $  1,837,600

CONSUMER FINANCE--3.8%
American Express Co. .............................       30,000     1,446,900
SLM Corp. ........................................       45,000     1,695,600
                                                                 ------------
                                                                    3,142,500
                                                                 ------------

DIVERSIFIED COMMERCIAL SERVICES--1.3%
Apollo Group, Inc. Class A(b) ....................       16,000     1,088,000

FOOD DISTRIBUTORS--2.0%
Sysco Corp. ......................................       45,000     1,675,350

HEALTH CARE EQUIPMENT--2.3%
Medtronic, Inc. ..................................       40,000     1,944,400

HOME IMPROVEMENT RETAIL--1.3%
Lowe's Cos., Inc. ................................       20,000     1,107,800

HOTELS, RESORTS & CRUISE LINES--0.7%
Carnival Corp. ...................................       15,000       595,950

HYPERMARKETS & SUPER CENTERS--0.6%
Wal-Mart Stores, Inc. ............................       10,000       530,500

INSURANCE BROKERS--1.4%
Marsh & McLennan Cos., Inc. ......................       25,000     1,197,250

INVESTMENT BANKING & BROKERAGE--1.8%
Goldman Sachs Group, Inc. (The) ..................       15,000     1,480,950

MOTORCYCLE MANUFACTURERS--0.7%
Harley-Davidson, Inc. ............................       12,000       570,360


                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                                                         SHARES     VALUE
                                                         ------  ------------

MOVIES & ENTERTAINMENT--2.4%
Fox Entertainment Group, Inc. Class A(b) .........       45,000  $  1,311,750
Viacom, Inc. Class B .............................       15,000       665,700
                                                                 ------------
                                                                    1,977,450
                                                                 ------------

PHARMACEUTICALS--7.9%
Forest Laboratories, Inc.(b) .....................       20,000     1,236,000
Lilly (Eli) & Co. ................................       20,000     1,406,600
Pfizer, Inc. .....................................       80,000     2,826,400
Wyeth ............................................       25,000     1,061,250
                                                                 ------------
                                                                    6,530,250
                                                                 ------------

PUBLISHING & PRINTING--1.6%
Tribune Co. ......................................       25,000     1,290,000

RESTAURANTS--0.9%
Starbucks Corp.(b) ...............................       22,000       727,320

SEMICONDUCTOR EQUIPMENT--1.2%
Applied Materials, Inc.(b) .......................       45,000     1,010,250

SEMICONDUCTORS--6.1%
Analog Devices, Inc.(b) ..........................       35,000     1,597,750
Intel Corp. ......................................       40,000     1,288,000
Maxim Integrated Products, Inc. ..................       15,000       747,000
Texas Instruments, Inc. ..........................       50,000     1,469,000
                                                                 ------------
                                                                    5,101,750
                                                                 ------------

SOFT DRINKS--2.5%
PepsiCo, Inc. ....................................       45,000     2,097,900

SPECIALTY STORES--1.6%
Staples, Inc.(b) .................................       50,000     1,365,000

SYSTEMS SOFTWARE--4.7%
Microsoft Corp. ..................................       95,000     2,616,300
Oracle Corp.(b) ..................................       95,000     1,254,000
                                                                 ------------
                                                                    3,870,300
                                                                 ------------

THRIFTS & MORTGAGE FINANCE--1.4%
Fannie Mae .......................................       15,000     1,125,900
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $40,602,094)                                      55,440,540
-----------------------------------------------------------------------------


                                                         SHARES     VALUE
                                                         ------  ------------

Foreign Common Stocks(c)--1.2%

PHARMACEUTICALS--1.2%
Teva Pharmaceutical Industries Ltd. ADR (Israel) .       18,000   $ 1,020,780
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $896,105)                                          1,020,780
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $41,498,099)                                      56,461,320
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $64,166,848)                                      81,931,396(a)

Other assets and liabilities, net--1.5%                             1,257,079
                                                                  -----------
NET ASSETS--100.0%                                                $83,188,475
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $18,385,371 and gross depreciation of $710,620 for federal income tax purposes. At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $64,256,645.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the stock is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003


ASSETS
Investment securities at value
   (Identified cost $64,166,848)                                   $ 81,931,396
Receivables
   Investment securities sold                                         1,646,141
   Interest and dividends                                               647,241
   Fund shares sold                                                      92,063
Prepaid expenses                                                          1,250
                                                                   ------------
     Total assets                                                    84,318,091
                                                                   ------------
LIABILITIES
Cash overdraft                                                          804,621
Payables
   Fund shares repurchased                                              140,618
   Investment advisory fee                                               53,122
   Transfer agent fee                                                    35,289
   Distribution and service fees                                         31,991
   Financial agent fee                                                    7,472
   Trustees' fee                                                          5,427
   Payable to adviser                                                       246
Accrued expenses                                                         50,830
                                                                   ------------
     Total liabilities                                                1,129,616
                                                                   ------------
NET ASSETS                                                         $ 83,188,475
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 97,821,614
Undistributed net investment income                                      11,609
Accumulated net realized loss                                       (32,409,296)
Net unrealized appreciation                                          17,764,548
                                                                   ------------
NET ASSETS                                                         $ 83,188,475
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $60,208,380)                   2,229,141
Net asset value per share                                                $27.01
Offering price per share $27.01/(1-5.75%)                                $28.66

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $14,720,248)                     555,023
Net asset value and offering price per share                             $26.52

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $8,259,847)                      310,580
Net asset value and offering price per share                             $26.59


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003


INVESTMENT INCOME
Interest                                                            $ 1,651,586
Dividends                                                               362,435
Foreign taxes withheld                                                     (653)
                                                                    -----------
     Total investment income                                          2,013,368
                                                                    -----------
EXPENSES
Investment advisory fee                                                 637,136
Service fees, Class A                                                   150,841
Distribution and service fees, Class B                                  151,815
Distribution and service fees, Class C                                   83,584
Financial agent fee                                                      89,467
Transfer agent                                                          180,802
Professional                                                             40,048
Registration                                                             37,773
Trustees                                                                 22,918
Printing                                                                 16,237
Custodian                                                                11,250
Miscellaneous                                                            15,561
                                                                    -----------
     Total expenses                                                   1,437,432
                                                                    -----------
NET INVESTMENT INCOME                                                   575,936
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                       (225,538)
Net change in unrealized appreciation (depreciation) on
   investments                                                       14,316,384
                                                                    -----------
NET GAIN ON INVESTMENTS                                              14,090,846
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                       $14,666,782
                                                                    ===========


                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                               Year Ended          Year Ended
                                                                                                12/31/03            12/31/02
                                                                                              ------------        ------------
FROM OPERATIONS
   Net investment income (loss)                                                               $    575,936        $  1,091,731
   Net realized gain (loss)                                                                       (225,538)        (20,565,924)
   Net change in unrealized appreciation (depreciation)                                         14,316,384            (523,852)
                                                                                              ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  14,666,782         (19,998,045)
                                                                                              ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                 (537,831)           (964,014)
   Net investment income, Class B                                                                  (21,123)           (105,993)
   Net investment income, Class C                                                                  (11,817)            (53,317)
                                                                                              ------------        ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                      (570,771)         (1,123,324)
                                                                                              ------------        ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (331,478 and 386,974 shares, respectively)                      8,098,435           9,525,024
   Net asset value of shares issued from reinvestment of distributions
     (18,670 and 39,437 shares, respectively)                                                      499,245             907,828
   Cost of shares repurchased (830,044 and 1,209,636 shares, respectively)                     (20,314,636)        (29,708,885)
                                                                                              ------------        ------------
Total                                                                                          (11,716,956)        (19,276,033)
                                                                                              ------------        ------------
CLASS B
   Proceeds from sales of shares (53,710 and 78,026 shares, respectively)                        1,288,924           1,860,343
   Net asset value of shares issued from reinvestment of distributions
     (720 and 4,145 shares, respectively)                                                           18,901              93,701
   Cost of shares repurchased (203,835 and 286,535 shares, respectively)                        (4,915,262)         (6,829,682)
                                                                                              ------------        ------------
Total                                                                                           (3,607,437)         (4,875,638)
                                                                                              ------------        ------------
CLASS C
   Proceeds from sales of shares (25,131 and 44,318 shares, respectively)                          612,589           1,043,577
   Net asset value of shares issued from reinvestment of distributions
     (401 and 2,073 shares, respectively)                                                           10,562              47,011
   Cost of shares repurchased (104,554 and 229,380 shares, respectively)                        (2,508,227)         (5,564,555)
                                                                                              ------------        ------------
Total                                                                                           (1,885,076)         (4,473,967)
                                                                                              ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (17,209,469)        (28,625,638)
                                                                                              ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        (3,113,458)        (49,747,007)

NET ASSETS
   Beginning of period                                                                          86,301,933         136,048,940
                                                                                              ------------        ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $11,609 AND $6,444, RESPECTIVELY]                                                     $ 83,188,475        $ 86,301,933
                                                                                              ============        ============

                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                    CLASS A
                                                        ------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------
                                                          2003          2002         2001(3)       2000           1999
Net asset value, beginning of period                     $22.81        $27.50        $31.91       $38.80         $34.83
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                            0.25          0.31(1)       0.51(1)      0.66           0.21(1)
   Net realized and unrealized gain (loss)                 4.19         (4.65)        (4.38)       (3.52)          6.07
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      4.44         (4.34)        (3.87)       (2.86)          6.28
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.24)        (0.35)        (0.54)       (0.58)         (0.17)
   Distributions from net realized gains                     --            --            --        (3.45)         (2.14)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                  (0.24)        (0.35)        (0.54)       (4.03)         (2.31)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                  4.20         (4.69)        (4.41)       (6.89)          3.97
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $27.01        $22.81        $27.50       $31.91         $38.80
                                                         ======        ======        ======       ======         ======
Total return(2)                                           19.49%       (15.78)%      (12.12)%      (7.11)%        18.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $60,208       $61,780       $96,054     $121,272       $123,482

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.50%         1.45 %        1.30 %       1.37 %         1.56%
   Net investment income (loss)                            0.90%         1.24 %        1.78 %       1.71 %         0.58%
Portfolio turnover                                           35%           45 %          34 %         50 %           41%

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) As required, effective January 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income by $0.07, increase net realized and unrealized gains and losses per share by $0.07 and decrease the ratio of net investment income to average net assets from 2.01% to 1.78%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS B
                                                        ------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------
                                                          2003          2002         2001(3)       2000           1999
Net asset value, beginning of period                     $22.39        $26.97        $31.28       $38.13         $34.37
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                            0.02          0.12(1)       0.29(1)      0.34          (0.06)(1)
   Net realized and unrealized gain (loss)                 4.15         (4.55)        (4.30)       (3.40)          5.96
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      4.17         (4.43)        (4.01)       (3.06)          5.90
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.04)        (0.15)        (0.30)       (0.34)            --
   Distributions from net realized gains                     --            --            --        (3.45)         (2.14)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                  (0.04)        (0.15)        (0.30)       (3.79)         (2.14)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                  4.13         (4.58)        (4.31)       (6.85)          3.76
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $26.52        $22.39        $26.97       $31.28         $38.13
                                                         ======        ======        ======       ======         ======
Total return(2)                                           18.62%       (16.43)%      (12.80)%      (7.76)%        17.22 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $14,720       $15,773       $24,515      $33,960        $30,580

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.25%         2.20 %        2.05 %       2.12 %         2.30 %
   Net investment income (loss)                            0.15%         0.49 %        1.02 %       0.98 %        (0.16)%
Portfolio turnover                                           35%           45 %          34 %         50 %           41 %



                                                                                    CLASS C
                                                        ------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------
                                                        2003          2002        2001(3)        2000          1999
Net asset value, beginning of period                     $22.46        $27.03        $31.34       $38.21         $34.44
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                            0.02          0.12(1)       0.28(1)      0.34          (0.06)(1)
   Net realized and unrealized gain (loss)                 4.15         (4.55)        (4.29)       (3.41)          5.97
                                                         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                      4.17         (4.43)        (4.01)       (3.07)          5.91
                                                         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.04)        (0.14)        (0.30)       (0.35)            --
   Distributions from net realized gains                     --            --            --        (3.45)         (2.14)
                                                         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                  (0.04)        (0.14)        (0.30)       (3.80)         (2.14)
                                                         ------        ------        ------       ------         ------
Change in net asset value                                  4.13         (4.57)        (4.31)       (6.87)          3.77
                                                         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                           $26.59        $22.46        $27.03       $31.34         $38.21
                                                         ======        ======        ======       ======         ======
Total return(2)                                           18.56%       (16.41)%      (12.78)%      (7.79)%        17.22 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $8,260        $8,749       $15,480      $22,147        $17,852

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.25%         2.20 %        2.05 %       2.12 %         2.30 %
   Net investment income (loss)                            0.15%         0.49 %        1.00 %       0.99 %        (0.16)%
Portfolio turnover                                           35%           45 %          34 %         50 %           41 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) As required, effective January 1, 2001, the Fund has adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income by $0.07 and $0.08, increase net realized and unrealized gains and losses per share by $0.07 and $0.08 and decrease the ratio of net investment income to average net assets from 1.27% to 1.02% and 1.27% to 1.00% for Classes B and C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003


1. ORGANIZATION

   The Phoenix-Engemann Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

   Currently four Funds are offered for sale, (each a "Fund"). The Nifty Fifty Fund, the Small & Mid-Cap Growth Fund and the Focus Growth Fund are each diversified and each has an investment objective of long-term growth of capital. The Balanced Return Fund is diversified and has an investment objective to maximize total investment return consistent with reasonable risk.

   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares of that fund.


2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003  (CONTINUED)


F. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.


G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries at risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Engemann Asset Management ("EAM", or the "Adviser"), a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee, based upon the following annual rates a s a percentage of the average daily net assets of each Fund:

                                      First $50      Next $450      Over $500
                                       Million        Million        Million
                                      ---------      ---------      ---------
Nifty Fifty Fund ...............        0.90%          0.80%           0.70%
Small & Mid-Cap Growth Fund ....        1.00%          0.90%           0.80%
Focus Growth Fund ..............        0.90%          0.80%           0.70%
Balanced Return Fund ...........        0.80%          0.70%           0.60%


   Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions and deferred sales charges for the period ended December 31, 2003, as follows:

                                      Class A        Class B         Class C
                                    Net Selling      Deferred        Deferred
                                    Commissions    Sales Charges   Sales Charges
                                    ------------   -------------   -------------
Nifty Fifty Fund ...............      $ 5,991         $ 50,117        $  391
Small & Mid-Cap Growth Fund ....       21,431          139,783         3,116
Focus Growth Fund ..............        7,026           24,807         1,815
Balanced Return Fund ...........        3,544           41,958           445


   In addition to these amounts, the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions:

Nifty Fifty Fund ...............      $ 5,194
Small & Mid-Cap Growth Fund ....       16,004
Focus Growth Fund ..............        9,067
Balanced Return Fund ...........        4,833

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class. PEPCO has advised the Trust of the following information for the period ended December 31, 2003:
                                            Distribution         Distribution
                       Distribution     and\or Service Fees  and\or Service Fees
                   and\or Service Fees      Paid Out to            Paid to
                       Retained by          Unaffiliated        W. S. Griffith
                       Distributor          Participants        Securities, Inc.
                   -------------------  -------------------  -------------------

Nifty Fifty Fund ...      $248,955            $239,102             $ 7,561
Small & Mid-Cap
  Growth Fund ......       812,489             679,297              40,740
Focus Growth Fund ..       295,642             391,547              11,181
Balanced Return Fund       185,359             189,724              11,157

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of the financial agent to provide tax services and oversight of the subagent's performance. For the period ended December 31, 2003, the Trust paid PEPCO $572,929. Effective January 1, 2003, the fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix-affiliated funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.

   PEPCO has voluntarily agreed to waive a portion of its financial agent fee and other expenses, when necessary, so that other operating expenses do not exceed the limits shown in the table below. For the Small & Mid-Cap Growth Fund, other operating expenses are defined as other operating expenses excluding management fees and 12b-1 fees. For the three other Funds, other operating expenses are defined as operating expenses excluding management fees, 12b-1 fees and fiduciary fees (defined as legal, trustee and audit fees).

                                          First $50   Next $450    Over $500
                                           Million     Million      Million
                                          ---------   ---------    ---------
Nifty Fifty Fund .....................       0.50%      0.40%        0.30%
Small & Mid-Cap Growth Fund ..........       0.50%      0.40%        0.30%
Focus Growth Fund ....................       0.50%      0.40%        0.30%
Balanced Return Fund .................       0.50%      0.40%        0.30%

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended December 31, 2003, transfer agent fees were $2,142,427 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                 Transfer Agent
                                                  Fee Retained
                                                 --------------
Nifty Fifty Fund ............................       $126,781
Small & Mid-Cap Growth Fund .................        428,281
Focus Growth Fund ...........................        128,173
Balanced Return Fund ........................         44,084

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003  (CONTINUED)


4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities during the period ended December 31, 2003 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                                   Purchases            Sales
                                                 ------------       ------------
Nifty Fifty Fund .........................       $ 54,697,612       $ 75,697,955
Small & Mid-Cap Growth Fund ..............        113,346,919        131,276,673
Focus Growth Fund ........................         80,104,357        101,894,151
Balanced Return Fund .....................         26,590,036         35,384,670

   Purchases and sales of U.S. Government and agency securities during the period ended December 31, 2003, aggregated $1,403,594 and $9,505,078, respectively, for the Balanced Return Fund.


5. OTHER

   As of December 31, 2003, each Fund had one omnibus shareholder account, comprised of a group of individual shareholders, which individually amounted to more than 10% of the total shares outstanding. The omnibus shareholder is not affiliated with PNX.

                                                                   % of Shares
                                                                   Outstanding
                                                                   -----------
Nifty Fifty Fund ..............................................       20.1%
Small & Mid-Cap Growth Fund ...................................       21.4%
Focus Growth Fund .............................................       27.4%
Balanced Return Fund ..........................................       11.8%

   Effective December 31, 2003, the name of the Funds' adviser changed to Engemann Asset Management from Roger Engemann & Associates, Inc.


6. CREDIT RISK AND CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the Adviser to accurately predict risk.


7. RESTRICTED SECURITIES

   At December 31, 2003, the Trust held the following restricted securities:

                                            Acquisition Date   Acquisition Cost
                                            ----------------   ----------------
SMALL & MID-CAP GROWTH FUND
   Metro Optix, Inc. Series B Pfd. ......            6/20/00         $1,749,984

   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


8. FEDERAL INCOME TAX INFORMATION

   The following Funds have capital loss carryovers which may be used to offset future capital gains:


                                                               Expiration Year
                                 2006          2007         2008             2009             2010         2011            Total
                               --------     --------      --------       -----------     ------------    --------      ------------
Nifty Fifty Fund ............. $       --   $       --    $       --     $35,263,044     $ 63,129,228    $       --    $ 98,392,272
Small & Mid-Cap Growth Fund ..  4,320,592    6,349,731     12,686,470     91,077,361      119,743,260     8,839,949     243,017,363
Focus Growth Fund ............         --           --             --     33,762,523        9,159,171            --      42,921,694
Balanced Return Fund .........         --           --             --      9,055,527       22,520,522       738,699      32,314,748

   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003  (CONTINUED)

   For the period ended December 31, 2003, the following Funds utilized losses deferred in the prior year against current year capital gains:

Nifty Fifty Fund ................................ $1,970,201
Focus Growth Fund ...............................  7,080,777

   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2003, the Trust deferred and recognized post-October capital losses as follows:

                                                       Deferred    Recognized
                                                       --------    ----------
Small & Mid-Cap Growth Fund .......................    $    --     $3,163,570
Balanced Return Fund ..............................     94,548        554,971

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the schedules of investments consist of undistributed ordinary income of $11,609 for the Balanced Return Fund and $0 for all the other funds and undistributed long-term capital gains of $0 for all the funds. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.


9. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of December 31, 2003, the following Funds recorded reclassifications to increase (decrease) the accounts listed below:

                                Capital Paid In    Undistributed    Accumulated
                                  on Shares of     Net Investment   Net Realized
                              Beneficial Interest  Income (Loss)    Gain (Loss)
                              -------------------  -------------    -----------

Nifty Fifty Fund .............    $(1,212,881)       $1,212,881      $     --
Small & Mid-Cap Growth Fund ..     (4,695,320)        4,697,308        (1,988)
Focus Growth Fund ............     (1,895,627)        1,895,627            --
Balanced Return Fund .........         52,738                --       (52,738)



10. PROXY VOTING PROCEDURES

   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Boards of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

                         REPORT OF INDEPENDENT AUDITORS

[GRAPHIC OMITTED]
PRICEWATERHOUSECOOPERS

To the Board of Trustees and Shareholders of The Phoenix-Engemann Funds



     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Engemann Nifty Fifty Fund, Phoenix-Engemann Small & Mid-Cap Growth Fund, Phoenix-Engemann Focus Growth Fund and Phoenix-Engemann Balanced Return Fund (constituting Phoenix-Engemann Funds, hereinafter referred to as the "Trust") at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





/s/ PRICEWATERHOUSECOOPERS LLC



Boston, Massachusetts
February 13, 2004

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 600 North Rosemead Boulevard, Pasadena, CA 91107-2133. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES


                                                     NUMBER OF
                                                   PORTFOLIOS IN
                                                   FUND COMPLEX
      NAME, ADDRESS                  LENGTH OF      OVERSEEN BY                          PRINCIPAL OCCUPATION(S)
    AND DATE OF BIRTH               TIME SERVED       TRUSTEE                              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

  Barry McKinley                    Served since        4           Certified Public Accountant; head of B.E. McKinley & Associates,
  1434 Santa Margarita Drive        1993.                           an accounting firm, since its inception in 1971.
  Arcadia, CA 91006
  DOB: 6/2/35
------------------------------------------------------------------------------------------------------------------------------------

  Robert L. Peterson                Served since        4           Private investor.
  DOB: 8/26/37                      1988.
------------------------------------------------------------------------------------------------------------------------------------

  Richard C. Taylor                 Served since        4           President of Richard Taylor Company, Inc., a food ingredients
  2100 Huntington Drive, #9         1985.                           broker, since 1975.
  San Marino, CA 91118
  DOB: 11/15/46
------------------------------------------------------------------------------------------------------------------------------------

  Angela Wong                       Served since        4           Since August, 1999, Ms. Wong has been General Counsel at Self
  DOB: 7/24/51                      1990.                           Realization Fellowship (a worldwide religious organization).
                                                                    From 1986-1999, she was Of Counsel to the law firm of Manatt,
                                                                    Phelps, Phillips & Kantor, specializing in employee benefits.
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     The persons listed below are "interested persons" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


                                                     NUMBER OF
     NAME ADDRESS,                                  PORTFOLIOS IN
      DATE OF BIRTH                                 FUND COMPLEX
  AND POSITION(S) WITH                LENGTH OF      OVERSEEN BY                          PRINCIPAL OCCUPATION(S)
          TRUST                      TIME SERVED       TRUSTEE                              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

* J. Roger Engemann                 Served since         4          President (1969-2003) and Chairman of the Board (1969-present),
  600 North Rosemead Blvd.          1986.                           Engemann Asset Management; Owner (1996-present) Pasadena
  Pasadena, CA 91107-2133                                           National Trust Company; President (1988-2003), Chairman of the
  DOB: 10/7/40                                                      Board (1988-present), Pasadena Capital Corporation; President and Chairman of the Board (1985-2003) Roger Engemann Management
  Chairman and President                                            Co., Inc.; Vice President (1998-2001) Phoenix Investment
                                                                    Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------

**Philip R. McLoughlin              Served since        78          Consultant, Phoenix Investment Partners Ltd. (2002-present).
  56 Prospect Street                2000.                           Director, PXRE Corporation (Delaware) (1985-present), World
  Hartford, CT 06115-0480                                           Trust Fund (1991-present). Chairman (1997-2002), Director
  DOB: 10/23/46                                                     (1995-2002), Vice Chairman (1995-1997) and Chief Executive
                                                                    Officer (1995-2002), Phoenix Investment Partners, Ltd. Director
  Trustee                                                           and Executive Vice President, The Phoenix Companies, Inc. (2000-
                                                                    2002). Director (1994-2002) and Executive Vice President,
                                                                    Investments (1987-2002), Phoenix Life Insurance Company.
                                                                    Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                                    Investment Counsel, Inc. Director (1982-2002) and President
                                                                    (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                                    President, Phoenix/Zweig Advisers LLC (2001-2002). Director
                                                                    (2001-2002) and President (April 2002-September 2002), Phoenix
                                                                    Investment Management Company. Director and Executive Vice
                                                                    President, Phoenix Life and Annuity Company (1996-2002).
                                                                    Director (1995-2000) and Executive Vice President (1994-2002),
                                                                    PHL Variable Insurance Company. Director, Phoenix National Trust
                                                                    Holding Company (2001-2002). Director (1985-2002) and Vice
                                                                    President (1986-2002), PM Holdings, Inc. Director, W.S. Griffith
                                                                    Associates, Inc. (1995-2002). Director (1992-2002) and President
                                                                    (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Engemann is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Roger
  Engemann & Associates, Inc., the adviser to the Funds.
**Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
  Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


                          POSITION(S) HELD WITH
      NAME, ADDRESS        TRUST AND LENGTH OF                                      PRINCIPAL OCCUPATION(S)
    AND DATE OF BIRTH          TIME SERVED                                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

  Malcolm Axon           Chief Financial Officer         Chief Financial Officer and Secretary of Engemann Asset Management since
  DOB: 6/20/58           since 1998.                     1995; previously Controller from 1991 to 1995. Chief Financial Officer and
                                                         Secretary of Roger Engemann Management Co. Inc. from 1993 to 2003 and of
                                                         Pasadena Capital Corporation since 1995.
------------------------------------------------------------------------------------------------------------------------------------

  John S. Tilson         Vice President                  Executive Vice President (1994-present), Engemann Asset Management
  DOB: 3/27/44           since 1998.                     Executive Vice President and Director (1994-present), Pasadena Capital
                                                         Corporation. Executive Vice President (1994-2003), Roger Engemann
                                                         Management Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------

  Tina L. Mitchell       Secretary since 1998.           Vice President, Compliance (since 1999) of Engemann Asset Management
  DOB: 10/19/57                                          previously Compliance Officer from 1997 to 1999 and Assistant Compliance
                                                         Officer from 1993 to 1997. Compliance Officer of Roger Engemann Management
                                                         Co., Inc. from 1997 to 2003; previously, Assistant Compliance Officer from
                                                         1993-1997.
------------------------------------------------------------------------------------------------------------------------------------

  Richard J. Wirth       Vice President and General      Vice President and Insurance and Investment Products Counsel
  One American Row       Counsel since 2002.             (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
  Hartford, CT 06102                                     Director (2003-present), President (2003-present) and Assistant Secretary
  DOB: 11/14/58                                          (2002-present), Phoenix Variable Advisers,Inc. Secretary (2002-present) an
                                                         Chief Legal Officer (2003-present), Phoenix Funds.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ENGEMANN FUNDS
600 North Rosemead Boulevard
Pasadena, California 91107-2133


TRUSTEES
Roger Engemann
Barry E. McKinley
Philip R. McLoughlin
Robert L. Peterson
Richard C. Taylor
Angela Wong


OFFICERS
Roger Engemann, Chairman and President
Malcolm Axon, Chief Financial Officer
John S. Tilson, Vice President
Tina L. Mitchell, Secretary
Richard J. Wirth, Vice President and
   General Counsel


INVESTMENT ADVISER
Engemann Asset Management
600 North Rosemead Boulevard
Pasadena, California 91107-2133


PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco, California 94111


TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110


HOW TO CONTACT US
Mutual Fund Services                                              1-800-243-1574
Advisor Consulting Group                                          1-800-243-4361
Text Telephone                                                    1-800-243-1926
Web site                                                  PHOENIXINVESTMENTS.COM




--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                               -----------------
                                                                   PRESORTED
                                                                   STANDARD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                Louisville, KY
                                                                Permit No. 1051
                                                               -----------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.

A MEMBER OF THE PHOENIX COMPANIES, INC.








For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.





PXP 2115 (2/04)


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2 (b) of the instructions for completion of Form N-CSR.


     (c) The registrant has not granted any waivers, during the period covered by the report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
          (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has informally determined that Mr. Barry McKinley is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3, however, as of the date of this filing, the registrant's board of trustees has not completed the process of formally appointing said individual to said role.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Audit Fees
     ----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $82,380 for 2002 and $82,380 for 2003.

     Audit-Related Fees
     ------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2002 and $0 for 2003.

     Tax Fees
     --------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $19,200 for 2002 and $19,000 for 2003.

          "Tax Fees" are those primarily associated with review of the Fund's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Fund's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Fund, periodic discussion with management on tax issues affecting the Fund, and reviewing and signing the Fund's federal income and excise tax returns.

     All Other Fees
     --------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $0 for 2003

     (e)(1) In response to the requirement of paragraph (c)(7) of Rule 2-01 of Regulation S-X, the audit committee of the registrant's board of trustees shall

               1. Provide an open avenue of communication between management, the independent auditor, and the board.

               2. Recommend annually to the board the selection of the independent auditor, considering independence, performance, and effectiveness, and approve the fees and other compensation to be paid to the independent auditor. The audit committee and the board, consistent with the requirements of the 1940 Act and relevant state law, have the ultimate authority and responsibility to select, evaluate and , where appropriate, replace the independent auditor (or to nominate the independent auditor to be proposed for shareholder approval at a meeting of shareholders). The independent auditor is ultimately accountable to the board and the committee, as representatives of the shareholders of the funds that comprise the registrant.

               3. On an annual basis, request, receive, and review the independent auditor's specific representations as to their independence, including identification of all significant relationships the auditor has with the registrant, its investment adviser, any affiliate of the registrant or the investment adviser, and any material service provider of the registrant. Based on this review, the audit committee will recommend the registrant take appropriate action, if any, in response to the independent auditor's report to satisfy itself of the independent auditor's independence. The audit committee shall review and approve in advance any engagement of the auditor to perform non-audit services for the registrant.

               4. Consider the audit scope and plan with the independent auditor to assure completeness of coverage and effective use of audit resources.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable.

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $248,000 for 2002 and $46,250 for 2003.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Phoenix-Engemann Funds
            -----------------------------------------------------------

By (Signature and Title)*    /s/ROGER ENGEMANN
                         ----------------------------------------------
                             Roger Engemann, President
                             (principal executive officer)

Date           March 5, 2004
    -------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ROGER ENGEMANN
                         ----------------------------------------------
                             Roger Engemann, President
                             (principal executive officer)

Date           March 5, 2004
    -------------------------------------------------------------------


By (Signature and Title)*    /s/MALCOLM AXON
                         ----------------------------------------------
                             Malcolm Axon, Chief Financial Officer
                             (principal financial officer)

Date           March 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.